UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.
(Exact name of Registrant as specified in charter)
100 Huntington Avenue, CPH-0326
Boston, Massachusetts 02116
(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2015
Date of reporting period: January 31, 2015

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2015, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 50.8%

	Federal Farm Credit Bank — 19.4%
$15,000,000	0.160% due 2/5/15	$14,999,988
10,000,000	0.110% due 2/18/15[1]	10,000,000
19,000,000	0.270% due 2/24/15	19,001,390
20,000,000	0.080% due 3/9/15[1]	20,000,000
10,000,000	0.230% due 3/16/15[1]	10,001,315
15,000,000	0.100% due 3/23/15[1]	15,000,000
10,000,000	0.120% due 3/30/15[1]	9,999,921
10,000,000	0.350% due 5/1/15[1]	10,006,427
10,000,000	0.100% due 5/18/15[1]	10,000,000
10,000,000	0.150% due 7/9/15	9,999,048
10,000,000	0.120% due 7/17/15[1]	9,999,773
20,000,000	0.200% due 8/3/15[1]	20,006,649
10,000,000	0.160% due 8/25/15[1]	10,002,282
15,000,000	0.180% due 9/18/15[1]	15,007,550

		184,024,343

	Federal Home Loan Bank — 26.9%
10,000,000	0.125% due 2/3/15	9,999,974
15,000,000	0.140% due 2/18/15	15,000,118
20,000,000	0.125% due 5/1/15	19,999,898
15,000,000	0.125% due 6/19/15	14,997,618
10,000,000	0.125% due 8/13/15	9,996,289
13,000,000	0.220% due 8/19/15[1]	13,006,466
10,500,000	1.630% due 8/20/15	10,581,881
10,000,000	0.440% due 8/28/15	10,014,099
15,000,000	0.125% due 9/2/15	14,993,223
10,000,000	0.190% due 9/10/15	9,997,754
20,860,000	1.750% due 9/11/15	21,059,407
5,500,000	0.200% due 9/15/15	5,499,557
15,000,000	0.200% due 10/1/15	14,999,204
20,000,000	0.220% due 10/7/15[1]	20,013,806
10,000,000	0.125% due 11/18/15	9,993,273
10,000,000	0.125% due 12/8/15	9,990,743
4,490,000	0.250% due 12/9/15	4,488,326
20,000,000	0.160% due 12/16/15[1]	20,006,937
20,000,000	0.250% due 1/20/16	19,997,394

		254,635,967

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal National Mortgage Association — 4.5%
$21,500,000	0.450% due 8/24/15[1]	$21,536,789
11,079,000	2.000% due 9/21/15	11,207,362
4,490,000	0.500% due 9/28/15	4,498,445
5,255,000	0.375% due 12/21/15	5,258,298

		42,500,894

	TOTAL AGENCY NOTES (Amortized Cost $481,161,204)	481,161,204

REPURCHASE AGREEMENTS* — 49.2%
40,000,000	With RBS Greenwich, Inc., dated 1/30/15, 0.060%, principal and interest in the amount of $40,000,200, due 2/2/15, (collateralized by a U.S. Treasury Note with a par value of $36,980,000, coupon rate of 3.125%, due 5/15/21, market value of $40,818,524)	40,000,000
225,770,117	With Societe Generale, dated 1/30/15, 0.060%, principal and interest in the amount of $225,771,246, due 2/2/15, (collateralized by a U.S. Treasury Note with a par value of $221,870,000, coupon rate of 2.000%, due 2/15/22, market value of $230,285,529)	225,770,117
200,000,000	With UBS AG, dated 1/30/15, 0.070%, principal and interest in the amount of $200,001,167, due 2/2/15, (collateralized by U.S. Treasury Notes with a par value of $196,971,000, coupon rates of 1.250% — 3.375%, due 1/31/19 — 5/15/23, total market value of $204,000,354)	200,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $465,770,117)	465,770,117

TOTAL INVESTMENTS (Amortized Cost $946,931,321)[2]	100.0%	$946,931,321
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	314,840

NET ASSETS	100.0%	$947,246,161

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of January 31, 2015.
[2]	Aggregate cost for federal tax purposes was $946,931,321.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 94.9%

	Daily Variable/Floating Rate Notes — 54.2%
$700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.01% due 4/1/17	$700,000
7,395,000	California State Communities Development Authority Revenue, Chevron USA Inc. Project,
	0.01% due 5/15/24	7,395,000
22,250,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.01% due 11/1/35	22,250,000
7,330,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series B, (SPA: J.P. Morgan Chase),
	0.02% due 1/15/38	7,330,000
6,675,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.01% due 1/15/26	6,675,000
12,035,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.01% due 1/15/26	12,035,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.01% due 7/1/36	4,000,000
7,850,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.01% due 7/1/35	7,850,000
130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.01% due 12/1/15	130,000
6,100,000	East Baton Rouge Parish Industrial Development Board Inc, Revenue Bonds, ExxonMobil Corp. Project,
	0.01% due 12/1/50	6,100,000
4,550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.01% due 12/1/51	4,550,000
9,700,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project, Series B,
	0.01% due 12/1/40	9,700,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
$5,000,000	0.010% due 3/1/22	$5,000,000
2,800,000	0.010% due 8/1/35	2,800,000
	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.):
7,500,000	0.010% due 5/15/35	7,500,000
4,500,000	0.010% due 10/1/43	4,500,000
11,580,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series B, (SPA: TD Bank N.A.),
	0.01% due 10/1/43	11,580,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
1,900,000	0.010% due 6/1/20	1,900,000
9,350,000	0.010% due 10/1/24	9,350,000
6,300,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.01% due 3/1/24	6,300,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.01% due 6/1/23	8,735,000
10,550,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.01% due 10/1/24	10,550,000
1,110,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.01% due 8/1/15	1,110,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.03% due 7/1/39	2,025,000
1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.03% due 7/1/39	1,700,000
600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.01% due 11/1/35	600,000
5,050,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.01% due 11/1/49	5,050,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$12,800,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.01% due 8/15/40	$12,800,000
14,505,000	Metropolitan Transportation Authority, NY, Dedicated Tax Funds Revenue, Series A-1, (SPA: Royal Bank of Canada),
	0.01% due 11/1/31	14,505,000
9,595,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.01% due 10/1/39	9,595,000
23,200,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.01% due 12/1/30	23,200,000
4,400,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.01% due 11/1/35	4,400,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.01% due 12/1/30	1,165,000
9,285,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series G,
	0.01% due 12/1/31	9,285,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.03% due 10/1/35	1,400,000
10,500,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series B, (SPA: U.S. Bank N.A.),
	0.02% due 2/15/33	10,500,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.01% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.02% due 7/15/32	2,150,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$10,010,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.03% due 6/1/31	$10,010,000
11,700,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.01% due 6/1/41	11,700,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.01% due 11/1/29	7,100,000
4,300,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.04% due 11/1/22	4,300,000
730,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.04% due 11/1/22	730,000
5,510,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.03% due 11/1/22	5,510,000
11,300,000	New York City, New York, General Obligation Unlimited, Series 1, Subseries I-2, (LOC: J.P. Morgan Chase),
	0.03% due 3/1/40	11,300,000
14,000,000	New York City, New York, General Obligation Unlimited, Subseries D-3, (SPA: J.P. Morgan Chase),
	0.03% due 8/1/38	14,000,000
12,500,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.01% due 8/15/19	12,500,000
28,100,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.01% due 6/1/38	28,100,000
6,590,000	Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B-1 (SPA: Wells Fargo Bank N.A.),
	0.01% due 12/1/19	6,590,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$6,465,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, (SPA: Wells Fargo Bank N.A.),
	0.03% due 2/15/21	$6,465,000
7,825,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: Wells Fargo Bank N.A.),
	0.03% due 7/1/25	7,825,000
2,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.01% due 10/1/24	2,000,000
1,418,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.03% due 7/15/19	1,418,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.01% due 8/15/20	1,600,000
12,975,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.01% due 5/15/32	12,975,000
7,400,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.01% due 4/1/38	7,400,000
14,990,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.02% due 2/15/31	14,990,000
3,000,000	Valdez City, Alaska, Marine Terminal Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.02% due 12/1/33	3,000,000
14,900,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.01% due 12/1/29	14,900,000
600,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.01% due 10/1/25	600,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,530,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.01% due 2/1/26	$1,530,000
800,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.01% due 11/1/25	800,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $447,858,000)	447,858,000

	Weekly Variable/Floating Rate Notes — 40.7%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.02% due 10/1/30	14,000,000
1,225,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.06% due 8/1/16	1,225,000
2,100,000	California State Educational Facilities Authority, Revenue Bonds, Stanford University, Series L,
	0.01% due 10/1/22	2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.01% due 5/1/40	9,000,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.01% due 5/1/40	15,000,000
800,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.11% due 9/1/26	800,000
2,977,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.03% due 7/1/27	2,977,000
6,320,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.02% due 4/1/20	6,320,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.01% due 7/1/33	12,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.03% due 12/1/34	$750,000
10,650,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.02% due 12/1/26	10,650,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.03% due 4/1/27	8,915,000
6,640,000	Illinois State Finance Authority Revenue, University of Chicago, (LOC: U.S. Bank N.A.),
	0.01% due 7/1/38	6,640,000
5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.02% due 10/1/36	5,170,000
601,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.01% due 7/1/28	601,000
10,000,000	King County, Washington, General Obligation Limited, Multi-Modal, Series A, (LOC: State Street Bank & Trust Co.),
	0.01% due 1/1/40	10,000,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, Forest City South Park II Apts, (FNMA Insured),
	0.02% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.01% due 2/15/38	3,000,000
	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B:
2,000,000	0.010% due 2/15/38	2,000,000
12,000,000	0.010% due 10/1/39	12,000,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.01% due 2/15/38	6,000,000
6,400,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.01% due 11/1/26	6,400,000
3,755,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.01% due 11/1/28	3,755,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.01% due 12/1/29	$2,610,000
6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.02% due 8/1/28	6,200,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.03% due 6/1/32	5,000,000
2,600,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.02% due 7/1/31	2,600,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.01% due 1/31/05	6,200,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.02% due 11/15/28	4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.01% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.02% due 11/15/36	6,300,000
	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A:
3,000,000	0.010% due 12/1/17	3,000,000
10,300,000	0.010% due 6/1/27	10,300,000
11,115,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.02% due 12/1/21	11,115,000
6,500,000	Ohio State University General Receipts,
	0.01% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.01% due 12/1/29	8,765,000
7,000,000	Ohio State University, Series E,
	0.01% due 6/1/35	7,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$8,725,000	Ohio State, General Obligation Unlimited, Series C,
	0.01% due 6/15/26	$8,725,000
6,500,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.02% due 9/1/35	6,500,000
5,555,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.01% due 9/1/36	5,555,000
1,900,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.01% due 9/1/36	1,900,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.02% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.02% due 7/1/33	6,275,000
10,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.02% due 7/1/32	10,185,000
11,190,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.01% due 3/1/35	11,190,000
119,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.11% due 12/1/15	119,000
6,925,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Bank of New York Mellon),
	0.03% due 11/1/31	6,925,000
2,655,000	University of North Carolina, Revenue Bonds, Series B,
	0.02% due 12/1/25	2,655,000
8,945,000	University of North Carolina, Revenue Bonds, Series C,
	0.01% due 12/1/25	8,945,000
	University of Texas, University Revenue, Financing System, Series B:
3,005,000	0.010% due 8/1/16	3,005,000
3,470,000	0.010% due 8/1/33	3,470,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$3,985,000	0.010% due 8/1/34	$3,985,000
9,800,000	0.010% due 8/1/39	9,800,000
5,840,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.02% due 6/1/48	5,840,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $336,777,000)	336,777,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $784,635,000)	784,635,000

FIXED RATE NOTES* — 3.8%
11,495,000	North Carolina State, Infrastructure Finance Corp, Certificate of Participation, Prerefunded 2/1/15 @ 100,
	5.00% due 2/1/18	11,495,000
20,000,000	Texas State, General Obligation Unlimited, TRANS,
	1.50% due 8/31/15	20,158,716

	TOTAL FIXED RATE NOTES (Amortized Cost $31,653,716)	31,653,716

TOTAL INVESTMENTS (Amortized Cost $816,288,716)[2]	98.7%	$816,288,716
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3	10,606,162

NET ASSETS	100.0%	$826,894,878

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $816,288,716.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement
TRANS — Tax and Revenue Anticipation Notes

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 12.0%

	Federal Home Loan Bank — 6.1%
$4,500,000	4.125% due 12/13/19	$5,081,566
19,000,000	5.000% due 11/17/17[1]	21,190,282

		26,271,848

	Federal Home Loan Mortgage Corporation — 4.6%
8,135,000	5.125% due 10/18/16	8,767,846
10,000,000	3.750% due 3/27/19[1]	11,052,400

		19,820,246

	Federal National Mortgage Association — 1.3%
5,000,000	5.000% due 5/11/17[1]	5,485,180

		5,485,180

	TOTAL AGENCY NOTES (Cost $50,817,605)	51,577,274

MORTGAGE-BACKED SECURITIES*,2 — 20.9%

	Federal Home Loan Mortgage Corporation — 4.6%
358	# G00807, 9.500% due 3/1/21	362
427,242	# G12342, 5.500% due 8/1/21	462,795
62,167	# J03604, 5.500% due 10/1/21	65,817
50,245	# J03649, 5.500% due 10/1/21	53,116
234,630	# J03536, 5.500% due 11/1/21	248,221
164,336	# G12442, 6.000% due 11/1/21	181,079
125,346	# G18163, 5.500% due 1/1/22	136,827
464,655	# G13396, 5.500% due 12/1/23	507,335
61,823	# D78677, 8.000% due 3/1/27	64,851
297,052	# C00742, 6.500% due 4/1/29	351,687
90,113	# A57845, 7.000% due 2/1/37	104,679
184,368	# A68937, 6.000% due 11/1/37	207,969
91,536	# A68332, 5.500% due 11/1/37	102,194
865,288	# A69653, 5.500% due 12/1/37	964,877
490,484	# A70446, 5.000% due 12/1/37	539,994
806,790	# A73370, 5.000% due 2/1/38	888,227
1,006,964	# A90421, 4.500% due 12/1/39	1,094,157
1,038,929	# A92890, 4.500% due 7/1/40	1,127,529
3,932,487	# A97620, 4.500% due 3/1/41	4,274,598
4,766,020	# C03770, 3.500% due 2/1/42	5,032,978
3,183,429	# Q07651, 3.500% due 4/1/42	3,375,021

		19,784,313

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Federal National Mortgage Association — 15.1%
$1,815	# 535729, 6.500% due 2/1/16	$1,844
4,351	# 535962, 6.500% due 5/1/16	4,443
1,703	# 595134, 6.500% due 7/1/16	1,722
10,272	# 596498, 6.000% due 7/1/16	10,501
2,397	# 608777, 6.500% due 10/1/16	2,467
41,541	# 625990, 5.500% due 12/1/16	44,002
4,618	# 643340, 6.500% due 3/1/17	4,710
12,934	# 555016, 6.500% due 10/1/17	13,498
87,022	# 686230, 5.500% due 2/1/18	92,177
135,373	# 254685, 5.000% due 4/1/18	142,790
130,706	# 740449, 5.500% due 9/1/18	138,450
58,625	# 768557, 5.500% due 2/1/19	62,099
71,200	# 255159, 5.500% due 3/1/19	76,435
1,211	# 313796, 9.500% due 2/1/21	1,227
1,926	# 125275, 7.000% due 3/1/24	2,148
13,093	# 313795, 9.500% due 1/1/25	14,208
2,014,697	# AH6827, 4.000% due 3/1/26	2,155,704
1,431,342	# AI1657, 4.000% due 4/1/26	1,515,899
2,433,380	# AB3900, 3.000% due 11/1/26	2,564,621
25,950	# 373328, 8.000% due 3/1/27	26,053
2,713,395	# AK4751, 3.000% due 4/1/27	2,870,618
48,511	# 390895, 8.000% due 6/1/27	55,603
6,722,520	# AO0533, 3.000% due 6/1/27	7,085,239
122,144	# 397602, 8.000% due 8/1/27	139,861
2,319	# 499335, 6.500% due 8/1/29	2,641
10,823	# 252806, 7.500% due 10/1/29	13,481
422	# 523497, 7.500% due 11/1/29	490
2,625	# 588945, 7.000% due 6/1/31	2,972
139,523	# 607862, 7.000% due 9/1/31	164,449
14,574	# 656872, 6.500% due 8/1/32	16,783
19,857	# 687575, 7.000% due 2/1/33	20,256
570,203	# 789856, 6.000% due 8/1/34	647,438
222,980	# 820811, 6.000% due 4/1/35	254,295
124,927	# 829202, 5.000% due 7/1/35	138,434
310,501	# 826586, 5.000% due 8/1/35	343,745
57,901	# 867021, 7.000% due 3/1/36	59,949
72,512	# 256216, 7.000% due 4/1/36	81,914
297,487	# 898412, 5.000% due 10/1/36	328,559
91,106	# 910894, 5.000% due 2/1/37	100,662
80,865	# 912456, 6.500% due 3/1/37	92,075
79,646	# 939512, 5.000% due 6/1/37	87,966
148,490	# 959877, 5.000% due 11/1/37	164,000
1,169,438	#973241, 5.000% due 3/1/38	1,291,586

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$301,453	# 975593, 5.000% due 6/1/38	$332,939
441,164	# 257573, 5.500% due 2/1/39	493,096
1,330,799	# AD7128, 4.500% due 7/1/40	1,449,095
8,775,932	# AH1568, 4.500% due 12/1/40	9,681,878
5,015,848	# AH6991, 4.000% due 1/1/41	5,376,705
3,380,771	# AH4004, 4.500% due 3/1/41	3,678,445
2,953,565	# AH8351, 4.000% due 3/1/41	3,165,183
1,822,986	# AJ1315, 4.000% due 9/1/41	1,984,155
2,625,413	# AI8779, 4.000% due 11/1/41	2,813,519
5,221,988	# AJ5958, 4.000% due 12/1/41	5,596,135
2,037,612	# AK5070, 3.500% due 3/1/42	2,154,737
6,939,146	# AK5426, 3.500% due 3/1/42	7,340,711

		64,904,612

	Government National Mortgage Association — 1.2%
14,242	# 460389, 7.000% due 5/15/28	14,415
10,583	# 464049, 7.000% due 7/15/28	11,776
16,152	# 476259, 7.000% due 8/15/28	16,211
12,147	# 485264, 7.500% due 2/15/31	12,544
24,485	# 559304, 7.000% due 9/15/31	27,923
37,598	# 570289, 7.000% due 1/15/32	38,798
439,838	# 652486, 5.500% due 4/15/36	491,761
561,632	# 651859, 5.000% due 6/15/36	622,239
452,091	# 782150, 5.500% due 4/15/37	506,675
107,129	# 608508, 6.000% due 8/15/37	121,077
96,457	# 662521, 6.000% due 8/15/37	108,918
262,570	# 677545, 6.000% due 11/15/37	296,609
226,663	# 676291, 6.000% due 12/15/37	255,944
57,631	# 678831, 5.000% due 1/15/38	63,658
287,276	# 685836, 5.500% due 4/15/38	320,567
1,085,089	# 698235, 5.000% due 6/15/39	1,201,849
861,598	# 716655, 5.000% due 8/15/39	955,050

		5,066,014

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $86,285,939)	89,754,939

CORPORATE NOTES* — 48.2%
7,000,000	American Express Credit Corp.,
	2.250% due 8/15/19	7,117,649
9,050,000	Apple, Inc.,
	1.000% due 5/3/18	9,013,239

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$10,000,000	Berkshire Hathaway Finance Corp.,
	4.250% due 1/15/21[1]	$11,251,800
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	11,905,060
10,650,000	Coca-Cola Co. (The),
	3.300% due 9/1/21	11,500,647
6,556,000	Comcast Corp.,
	6.300% due 11/15/17	7,455,890
6,000,000	EMC Corp.,
	2.650% due 6/1/20	6,155,766
17,255,000	General Electric Capital Corp.,
	5.300% due 2/11/21	20,089,876
11,000,000	IBM Corp.,
	8.375% due 11/1/19	14,371,093
8,000,000	Intel Corp.,
	3.300% due 10/1/21	8,609,440
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	11,049,240
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	14,087,229
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	14,522,495
8,114,000	Procter & Gamble Co. (The),
	5.550% due 3/5/37	11,218,919
9,344,000	Toyota Motor Credit Corp.,
	2.000% due 10/24/18	9,538,897
8,379,000	Wachovia Corp.,
	5.750% due 2/1/18	9,409,743
3,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	3,421,278
9,335,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	14,214,405
11,000,000	Wells Fargo & Co.,
	4.100% due 6/3/26	11,644,743

	TOTAL CORPORATE NOTES (Cost $195,004,510)	206,577,409

US TREASURY NOTES/BONDS* — 14.8%
10,000,000	U.S. Treasury Bonds,
	7.500% due 11/15/16	11,257,030
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	18,461,950

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	$5,919,530
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	13,234,692
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	7,098,987
7,500,000	U.S. Treasury Notes,
	1.250% due 10/31/19	7,533,983

	TOTAL US TREASURY NOTES/BONDS (Cost $59,033,167)	63,506,172

MUNICIPAL BONDS* — 2.0%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,208,506
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,379,300

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,587,806

REPURCHASE AGREEMENTS* — 1.1%
4,700,000	With Societe Generale, dated 1/30/15, 0.060%, principal and interest in the amount of $4,700,024, due 2/2/15, (collateralized by a U.S. Treasury Note with a par value of $4,610,000, coupon rate of 2.000%, due 2/15/22, market value of $4,793,985)	4,700,000
4,634	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $4,634, due 2/2/15, (collateralized by a FNMA security with a par value of $6,654, coupon rate of 3.500%, due 3/25/42, market value of $6,954)	4,634

	TOTAL REPURCHASE AGREEMENTS (Cost $4,704,634)	4,704,634

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.0%
38,301,720	State Street Navigator Securities Lending Prime Portfolio	$38,301,720

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $38,301,720)	38,301,720

TOTAL INVESTMENTS (Cost $442,382,575)[3]	108.0%	$463,009,954
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.0)	(34,149,894)

NET ASSETS	100.0%	$428,860,060

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at January 31, 2015.
[3]	Aggregate cost for federal tax purposes was $442,382,575.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Aerospace & Defense — 5.9%
42,500	Boeing Co. (The)	$6,178,225
41,200	Raytheon Co.	4,122,060

		10,300,285

	Banks — 8.1%
100,100	JPMorgan Chase & Co.	5,443,438
52,400	PNC Financial Services Group, Inc.	4,429,896
82,425	Wells Fargo & Co.	4,279,506

		14,152,840

	Beverages — 2.3%
42,000	PepsiCo, Inc.	3,938,760

	Capital Markets — 4.7%
73,560	Franklin Resources, Inc.	3,790,547
27,000	Northern Trust Corp.	1,765,260
34,000	T Rowe Price Group, Inc.	2,676,480

		8,232,287

	Chemicals — 1.0%
15,110	Monsanto Co.	1,782,678

	Communications Equipment — 1.3%
85,000	Cisco Systems, Inc.	2,241,025

	Consumer Finance — 3.3%
26,620	American Express Co.	2,147,968
64,700	Discover Financial Services	3,518,386

		5,666,354

	Electrical Equipment — 1.6%
26,280	Hubbell, Inc. — Class B	2,786,731

	Electronic Equipment, Instruments & Components — 1.7%
56,530	Amphenol Corp. — Class A	3,036,226

	Energy Equipment & Services — 4.1%
40,385	National Oilwell Varco, Inc.	2,198,156
60,770	Schlumberger, Ltd.	5,006,840

		7,204,996

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 3.3%
67,775	Wal-Mart Stores, Inc.	$5,759,520

	Health Care Equipment & Supplies — 4.6%
43,895	Baxter International, Inc.	3,086,257
68,500	Medtronic PLC	4,890,900

		7,977,157

	Health Care Providers & Services — 4.8%
36,000	Laboratory Corp. of America Holdings[1]	4,132,080
85,000	Patterson Cos., Inc.	4,257,650

		8,389,730

	Hotels, Restaurants & Leisure — 1.0%
25,160	Yum! Brands, Inc.	1,818,565

	Insurance — 1.8%
28,600	ACE, Ltd.	3,087,656

	Internet & Catalog Retail — 1.9%
3,270	Priceline Group, Inc. (The)[1]	3,301,000

	IT Services — 8.7%
49,290	Accenture PLC — Class A	4,141,838
28,060	Cognizant Technology Solutions Corp. — Class A1	1,518,888
46,900	Gartner, Inc.[1]	3,949,918
43,000	Global Payments, Inc.	3,754,330
22,500	Mastercard, Inc. — Class A	1,845,675

		15,210,649

	Life Sciences Tools & Services — 2.1%
30,000	Waters Corp.[1]	3,571,500

	Machinery — 4.0%
47,500	Danaher Corp.	3,913,050
26,750	Parker-Hannifin Corp.	3,115,305

		7,028,355

	Media — 1.5%
35,900	Scripps Networks Interactive, Inc. — Class A	2,552,131

	Multi-line Retail — 3.3%
80,740	Dollar Tree, Inc.[1]	5,740,614

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 2.6%
44,840	Chevron Corp.	$4,597,445

	Pharmaceuticals — 6.7%
58,950	Abbott Laboratories	2,638,602
49,000	Eli Lilly & Co.	3,528,000
29,710	Johnson & Johnson	2,975,159
77,000	Roche Holding AG, Sponsored ADR	2,599,520

		11,741,281

	Software — 3.6%
149,755	Oracle Corp.	6,273,237

	Specialty Retail — 5.8%
10,985	Advance Auto Parts, Inc.	1,746,615
48,415	Home Depot, Inc.	5,055,494
35,080	Ross Stores, Inc.	3,217,187

		10,019,296

	Technology Hardware, Storage & Peripherals — 7.0%
75,370	Apple, Inc.	8,830,349
89,000	NetApp, Inc.	3,364,200

		12,194,549

	Tobacco — 1.9%
41,145	Philip Morris International, Inc.	3,301,475

	Trading Companies & Distributors — 0.9%
6,750	WW Grainger, Inc.	1,591,920

	TOTAL COMMON STOCKS (Cost $119,925,226)	173,498,262

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.4%
$627,475	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $627,476, due 2/2/15, (collateralized by a FNMA security with a par value of $615,526, coupon rate of 3.500%, due 3/25/42, market value of $643,206)	$627,475

	TOTAL REPURCHASE AGREEMENT (Cost $627,475)	627,475

TOTAL INVESTMENTS (Cost $120,552,701)[2]	99.9%	$174,125,737
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	192,409

NET ASSETS	100.0%	$174,318,146

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $120,582,437.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.6%

	Aerospace & Defense — 2.3%
649,444	Orbital Sciences Corp.[1]	$18,242,882
410,703	Triumph Group, Inc.	23,434,713

		41,677,595

	Airlines — 0.5%
481,277	Hawaiian Holdings, Inc.[1]	9,356,025

	Automotive — 6.0%
889,856	American Axle & Manufacturing Holdings, Inc.[1]	21,667,994
272,967	Lithia Motors, Inc. — Class A	23,120,305
397,346	Tenneco Automotive, Inc.[1]	20,431,531
424,059	Thor Industries, Inc.	23,895,725
1,431,616	Wabash National Corp.[1,2]	17,852,251

		106,967,806

	Banking — 8.2%
867,784	BBCN Bancorp, Inc.	11,237,803
364,791	Chemical Financial Corp.	10,345,473
145,248	Community Trust Bancorp, Inc.	4,586,932
378,982	Euronet Worldwide, Inc.[1]	17,201,993
982,514	FirstMerit Corp.	16,098,492
328,896	Lakeland Financial Corp.	12,412,535
397,346	WesBanco, Inc.	11,991,902
959,141	Western Alliance Bancorp[1]	24,659,515
1,709,591	Wilshire Bancorp, Inc.	15,557,278
490,005	Wintrust Financial Corp.	21,300,517

		145,392,440

	Building Materials — 0.6%
296,340	ScanSource, Inc.[1]	10,217,803

	Commercial Services — 8.5%
853,126	AMN Healthcare Services, Inc.[1]	16,055,831
591,011	Cardtronics, Inc.[1]	19,863,880
539,256	Grand Canyon Education, Inc.[1]	23,630,198
807,214	Korn/Ferry International[1]	23,005,599
638,592	MAXIMUS, Inc.	35,582,346
378,147	Myriad Genetics, Inc.[1,2]	14,150,261
256,051	TAL International Group, Inc.[1]	10,408,473
401,520	TrueBlue, Inc.[1]	8,857,531

		151,554,119

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications — 2.4%
664,470	ARRIS Group, Inc.[1]	$17,422,403
312,201	Plantronics, Inc.	14,308,172
418,215	Ubiquiti Networks, Inc.	10,996,964

		42,727,539

	Computer Software & Processing — 3.2%
591,011	iGATE Corp.[1]	20,921,789
997,540	MedAssets, Inc.[1]	18,464,465
798,867	Mentor Graphics Corp.	18,381,930

		57,768,184

	Computers & Information — 1.1%
526,734	Electronics for Imaging, Inc.[1]	20,358,269

	Electric Utilities — 1.4%
144,414	IDACORP, Inc.	9,807,155
368,965	Portland General Electric Co.	14,647,910

		24,455,065

	Electrical Equipment — 3.0%
257,106	AZZ, Inc.	10,847,302
293,001	EnerSys	17,105,398
251,263	Littelfuse, Inc.	24,809,709

		52,762,409

	Electronics — 5.7%
752,120	Finisar Corp.[1,2]	13,643,457
948,289	Integrated Device Technology, Inc.[1]	17,344,206
721,234	Integrated Silicon Solution, Inc.	11,597,442
593,515	Microsemi Corp.[1]	16,535,328
282,983	Qorvo, Inc.[1]	20,903,954
267,958	Synaptics, Inc.[1]	20,581,854

		100,606,241

	Entertainment & Leisure — 1.2%
580,159	Cinemark Holdings, Inc.	21,564,510

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 3.1%
83,000	EPR Properties	$5,399,980
553,447	Kite Realty Group Trust	16,913,340
661,131	PennyMac Mortgage Investment Trust	14,882,059
1,465,006	Summit Hotel Properties, Inc.	18,781,377

		55,976,756

	Forest Products & Paper — 3.3%
691,182	Boise Cascade Co.[1]	27,951,400
1,217,917	Graphic Packaging Holding Co.[1]	17,635,438
422,389	KapStone Paper and Packaging Corp.	12,616,760

		58,203,598

	Health Care Providers — 5.1%
580,994	Acadia Healthcare Co., Inc.[1,2]	33,552,404
500,022	Amsurg Corp.[1]	27,591,214
570,142	VCA, Inc.[1]	29,704,398

		90,848,016

	Heavy Construction — 0.8%
790,519	Primoris Services Corp.	14,845,947

	Heavy Machinery — 2.5%
575,985	Brunswick Corp.	31,264,466
1,058,477	Entegris, Inc.[1]	13,760,201

		45,024,667

	Home Construction, Furnishings & Appliances — 2.3%
272,967	Helen of Troy, Ltd.[1]	20,532,578
756,294	La-Z-Boy, Inc.	20,185,487

		40,718,065

	Insurance — 5.7%
801,371	American Equity Investment Life Holding Co.	20,442,974
1,447,476	CNO Financial Group, Inc.	22,464,827
311,366	Horace Mann Educators Corp.	9,487,322
1,381,530	Radian Group, Inc.	21,772,913
776,328	RPX Corp.[1]	9,587,651
235,382	WellCare Health Plans, Inc.[1]	17,147,579

		100,903,266

	Lodging — 1.2%
582,663	Chesapeake Lodging Trust	21,395,385

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — Broadcasting & Publishing — 2.1%
396,512	Ryman Hospitality Properties	$21,768,509
650,279	Sinclair Broadcast Group, Inc. — Class A	16,087,902

		37,856,411

	Medical Supplies — 4.9%
271,297	Coherent, Inc.[1]	16,787,858
318,879	Cyberonics, Inc.[1]	17,720,106
1,207,900	Depomed, Inc.[1]	22,068,333
467,466	STERIS Corp.	30,488,133

		87,064,430

	Metals & Mining — 0.5%
316,375	Trimas Corp.[1]	8,538,961

	Oil & Gas — 1.5%
600,193	Rosetta Resources, Inc.[1]	10,245,295
1,111,067	Stone Energy Corp.[1]	15,643,823

		25,889,118

	Pharmaceuticals — 4.1%
509,204	Akorn, Inc.[1,2]	21,681,906
465,797	AMAG Pharmaceuticals, Inc.[1,2]	20,583,569
574,316	Emergent Biosolutions, Inc.[1]	16,098,078
335,574	Enanta Pharmaceuticals, Inc.[1,2]	14,577,335

		72,940,888

	Real Estate — 1.0%
992,531	Hilltop Holdings, Inc.[1]	18,014,438

	Real Estate Investment Trusts — 3.6%
1,692,896	Ashford Hospitality Trust, Inc.	17,809,266
1,250,473	Brandywine Realty Trust	20,770,356
672,818	DuPont Fabros Technology, Inc.	25,069,199

		63,648,821

	Restaurants — 2.5%
123,545	Buffalo Wild Wings, Inc.[1,2]	22,030,544
650,279	Texas Roadhouse, Inc.	21,842,872

		43,873,416

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Retailers — 3.4%
440,754	Big Lots, Inc.	$20,235,016
1,183,692	Pier 1 Imports, Inc.	19,897,863
188,656	Stamps.com, Inc.[1]	8,597,054
335,574	Zumiez, Inc.[1]	12,513,554

		61,243,487

	Telecommunications — 1.2%
368,965	j2 Global, Inc.	21,193,350

	Textiles, Clothing & Fabrics — 2.0%
512,543	Iconix Brand Group, Inc.[1,2]	17,036,929
534,247	Steven Madden, Ltd.[1]	18,346,042

		35,382,971

	Transportation — 2.8%
362,286	ArcBest Corp.	13,498,777
232,898	Greenbrier Cos., Inc.	12,094,393
1,018,409	Swift Transportation Co.[1,2]	25,032,493

		50,625,663

	Water Companies — 0.9%
421,554	American States Water Co.	16,710,400

	TOTAL COMMON STOCKS (Cost $1,604,557,847)	1,756,306,059

Face
Amount

REPURCHASE AGREEMENT* — 2.0%
$35,773,620	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $35,773,650, due 2/2/15, (collateralized by a FHLMC security with a par value of $34,623,559, coupon rate of 3.500%, due 10/15/40, market value of $36,489,838)	35,773,620

	TOTAL REPURCHASE AGREEMENT (Cost $35,773,620)	35,773,620

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.4%
78,930,045	State Street Navigator Securities Lending Prime Portfolio	$78,930,045

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $78,930,045)	78,930,045

TOTAL INVESTMENTS (Cost $1,719,261,512)[3]	105.0%	$1,871,009,724
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.0)	(89,641,035)

NET ASSETS	100.0%	$1,781,368,689

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $1,816,161,152.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 96.1%

	Advertising — 2.3%
18,091	Interpublic Group of Cos., Inc. (The)	$360,735

	Aerospace & Defense — 3.5%
5,507	B/E Aerospace, Inc.[1]	321,223
5,252	Spirit AeroSystems Holdings, Inc. — Class A1	236,550

		557,773

	Automotive — 9.0%
8,577	Dana Holding Corp.	179,002
11,296	Gentex Corp.	188,530
2,402	Lear Corp.	241,041
6,003	Penske Auto Group, Inc.	290,245
4,179	Thor Industries, Inc.	235,487
3,029	WABCO Holdings, Inc.[1]	288,270

		1,422,575

	Banking — 5.0%
7,731	East West Bancorp, Inc.	279,708
33,704	Huntington Bancshares, Inc.	337,714
3,765	Prosperity Bancshares, Inc.	172,399

		789,821

	Building Materials — 1.6%
9,699	Quanta Services, Inc.[1]	256,830

	Chemicals — 1.3%
4,791	Axiall Corp.	212,002

	Commercial Services — 2.4%
4,337	Global Payments, Inc.	378,663

	Communications — 1.8%
4,172	Harris Corp.	280,066

	Computer Software & Processing — 1.8%
2,485	F5 Networks, Inc.[1]	277,376

	Computers & Information — 3.0%
27,322	Brocade Communications Systems, Inc.	303,821
7,049	Pitney Bowes, Inc.	169,035

		472,856

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 2.2%
5,466	Ball Corp.	$346,162

	Electric Utilities — 2.7%
11,241	CMS Energy Corp.	424,123

	Electrical Equipment — 1.6%
3,669	Lincoln Electric Holdings, Inc.	249,162

	Electronics — 7.6%
3,951	Arrow Electronics, Inc.[1]	217,463
6,244	Avnet, Inc.	259,875
19,681	ON Semiconductor Corp.[1]	197,007
6,443	Skyworks Solutions, Inc.	535,091

		1,209,436

	Financial Services — 4.7%
9,107	LaSalle Hotel Properties	368,469
11,028	RLJ Lodging Trust	375,724

		744,193

	Forest Products & Paper — 1.8%
4,337	Rock-Tenn Co. — Class A	281,471

	Health Care Providers — 4.1%
5,321	Community Health Systems, Inc.[1]	250,460
5,899	Mednax, Inc.[1]	400,483

		650,943

	Heavy Machinery — 4.4%
7,152	Brunswick Corp.	388,210
3,346	Varian Medical Systems, Inc.[1]	309,706

		697,916

	Household Products — 1.5%
1,817	Energizer Holdings, Inc.	232,594

	Insurance — 6.9%
10,374	Assured Guaranty, Ltd.	253,333
6,092	Lincoln National Corp.	304,478
18,387	Old Republic International Corp.	258,154
3,717	WellCare Health Plans, Inc.[1]	270,783

		1,086,748

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Miscellaneous — 5.3%
10,319	Corrections Corp. of America	$405,743
8,839	Jarden Corp.[1]	424,449

		830,192

	Oil & Gas — 2.2%
7,111	QEP Resources, Inc.	143,784
6,705	Whiting Petroleum Corp.[1]	201,284

		345,068

	Pharmaceuticals — 1.9%
2,148	United Therapeutics Corp.[1]	303,147

	Real Estate — 1.9%
2,065	Jones Lang Lasalle, Inc.	303,720

	Real Estate Investment Trusts — 3.5%
11,413	BioMed Realty Trust, Inc.	279,048
6,388	Omega Healthcare Investors, Inc.	280,178

		559,226

	Restaurants — 2.0%
5,480	Brinker International, Inc.	320,196

	Retailers — 5.5%
1,645	Advance Auto Parts, Inc.	261,555
5,693	Foot Locker, Inc.	302,982
42,584	Rite Aid Corp.[1]	297,236

		861,773

	Textiles, Clothing & Fabrics — 1.4%
2,058	Hanesbrands, Inc.	229,220

	Transportation — 3.2%
3,600	Expedia, Inc.	309,348
7,380	Trinity Industries, Inc.	195,349

		504,697

	TOTAL COMMON STOCKS (Cost $14,423,706)	15,188,684

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 8.6%
$1,351,875	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $1,351,876, due 2/2/15, (collateralized by a FHLMC security with a par value of $1,309,965, coupon rate of 3.500%, due 10/15/40, market value of $1,380,575)	$1,351,875

	TOTAL REPURCHASE AGREEMENT (Cost $1,351,875)	1,351,875

TOTAL INVESTMENTS (Cost $15,775,581)[2]	104.7%	$16,540,559
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.7)	(736,231)

NET ASSETS	100.0%	$15,804,328

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $15,826,516.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 1.5%
11,870	United Technologies Corp.	$1,362,439

	Airlines — 2.8%
25,480	Delta Air Lines, Inc.	1,205,459
8,040	FedEx Corp.	1,359,644

		2,565,103

	Automotive — 1.2%
32,715	General Motors Co.	1,067,163

	Banking — 7.6%
41,035	Ally Financial, Inc.[1]	767,765
22,265	Capital One Financial Corp.	1,630,020
46,345	Citigroup, Inc.	2,175,898
97,285	Huntington Bancshares, Inc.	974,796
25,845	Wells Fargo & Co.	1,341,872

		6,890,351

	Beverages, Food & Tobacco — 4.0%
28,875	Archer-Daniels-Midland Co.	1,346,441
8,770	Constellation Brands, Inc.[1]	968,646
34,240	Tyson Foods, Inc. — Class A	1,336,730

		3,651,817

	Computer Software & Processing — 1.5%
22,010	Fidelity National Information Services, Inc.	1,374,084

	Computers & Information — 2.3%
57,890	Hewlett-Packard Co.	2,091,566

	Electric Utilities — 3.8%
23,185	FirstEnergy Corp.	935,051
23,195	PG&E Corp.	1,364,098
32,640	PPL Corp.	1,158,720

		3,457,869

	Electronics — 3.4%
32,660	Broadcom Corp. — Class A	1,385,927
25,045	TE Connectivity, Ltd.	1,662,738

		3,048,665

	Energy — 3.6%
36,865	Exxon Mobil Corp.	3,222,738

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Entertainment & Leisure — 2.4%
27,740	Time Warner, Inc.	$2,161,778

	Financial Services — 10.1%
13,840	Ameriprise Financial, Inc.	1,729,170
152,330	Bank of America Corp.	2,307,800
4,800	Goldman Sachs Group, Inc. (The)	827,568
19,600	JPMorgan Chase & Co.	1,065,848
74,835	Navient Corp.	1,477,243
31,695	Realty Income Corp.	1,721,355

		9,128,984

	Food Retailers — 1.3%
17,825	Kroger Co. (The)	1,230,816

	Health Care Providers — 1.7%
21,275	HCA Holdings, Inc.[1]	1,506,270

	Heavy Machinery — 2.3%
9,425	Caterpillar, Inc.	753,717
9,515	Cummins, Inc.	1,326,962

		2,080,679

	Household Products — 1.8%
12,335	Snap-On, Inc.	1,636,978

	Insurance — 12.5%
38,190	American International Group, Inc.	1,866,345
8,235	Anthem, Inc.	1,111,395
18,705	Cigna Corp.	1,998,255
16,490	Lincoln National Corp.	824,170
16,800	Metlife, Inc.	781,200
21,405	Principal Financial Group, Inc.	1,004,537
10,745	Prudential Financial, Inc.	815,331
13,975	UnitedHealth Group, Inc.	1,484,844
36,465	Voya Financial, Inc.	1,422,500

		11,308,577

	Miscellaneous — 0.9%
31,560	LKQ Corp.[1]	814,564

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil & Gas — 4.3%
20,475	Chevron Corp.	$2,099,302
14,770	ConocoPhillips	930,214
16,810	Valero Energy Corp.	888,913

		3,918,429

	Pharmaceuticals — 9.9%
5,645	Actavis PLC[1,2]	1,504,618
20,745	Cardinal Health, Inc.	1,725,777
21,600	Endo International PLC[1]	1,719,576
7,185	McKesson Corp.	1,527,890
24,685	Mylan, Inc.[1]	1,312,008
37,185	Pfizer, Inc.	1,162,031

		8,951,900

	Process Industries — 1.6%
62,260	General Electric Co.	1,487,391

	Producer Manufacturing — 1.8%
35,010	Johnson Controls, Inc.	1,626,915

	Real Estate — 1.8%
10,940	Jones Lang Lasalle, Inc.	1,609,055

	Real Estate Investment Trusts — 2.0%
21,805	Health Care REIT, Inc.	1,786,920

	Retailers — 7.2%
27,570	CVS Health Corp.	2,706,271
18,570	Express Scripts Holding Co.[1,2]	1,498,785
26,445	Foot Locker, Inc.	1,407,403
11,145	Wal-Mart Stores, Inc.	947,102

		6,559,561

	Technology — 5.3%
33,695	Cisco Systems, Inc.	888,368
65,015	EMC Corp.	1,685,839
66,620	Intel Corp.	2,201,125

		4,775,332

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Transportation — 1.1%
12,780	Royal Caribbean Cruises, Ltd.	$965,530

	TOTAL COMMON STOCKS (Cost $79,349,796)	90,281,474

Face
Amount

REPURCHASE AGREEMENT* — 0.3%
$305,769	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $305,769, due 2/2/15, (collateralized by a FNMA security with a par value of $299,422, coupon rate of 3.038%, due 1/1/42, market value of $313,950)	305,769

	TOTAL REPURCHASE AGREEMENT (Cost $305,769)	305,769

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.5%
3,133,424	State Street Navigator Securities Lending Prime Portfolio	3,133,424

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,133,424)	3,133,424

TOTAL INVESTMENTS (Cost $82,788,989)[3]	103.5%	$93,720,667
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.5)	(3,209,581)

NET ASSETS	100.0%	$90,511,086

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $87,468,500.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%

	Auto Components — 1.8%
6,769	Gentherm, Inc.[1]	$248,964
3,380	Tenneco Automotive, Inc.[1]	173,799
10,834	Tower International, Inc.[1]	256,441

		679,204

	Banks — 6.3%
22,049	First Midwest Bancorp, Inc.	339,555
7,610	MB Financial, Inc.	216,200
18,559	PrivateBancorp, Inc.	563,080
18,801	Square 1 Financial, Inc. — Class A1	437,311
23,630	United Community Banks, Inc.	413,761
39,140	Wilshire Bancorp, Inc.	356,174

		2,326,081

	Biotechnology — 2.3%
17,804	Emergent Biosolutions, Inc.[1,2]	499,046
28,986	Sangamo Biosciences, Inc.[1]	370,731

		869,777

	Capital Markets — 2.3%
7,563	Evercore Partners, Inc. — Class A	362,041
23,005	Investment Technology Group, Inc.[1]	477,354

		839,395

	Commercial Services & Supplies — 1.7%
6,540	Deluxe Corp.	424,642
4,521	HNI Corp.	222,659

		647,301

	Communications Equipment — 2.4%
11,847	Dycom Industries, Inc.[1]	365,006
21,000	Harmonic, Inc.[1]	160,650
7,157	InterDigital, Inc.	357,707

		883,363

	Consumer Finance — 0.8%
19,600	Green Dot Corp. — Class A1	298,900

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Consumer Services — 3.3%
7,160	Capella Education Co.	$486,808
7,066	Grand Canyon Education, Inc.[1]	309,632
30,639	K12, Inc.[1]	435,687

		1,232,127

	Diversified Telecommunication Services — 0.6%
13,895	Inteliquent, Inc.	233,714

	Electrical Equipment — 0.8%
5,291	EnerSys	308,889

	Electronic Equipment, Instruments & Components — 1.0%
20,771	Newport Corp.[1]	384,679

	Energy Equipment & Services — 0.4%
5,729	US Silica Holdings, Inc.	144,371

	Food & Staples Retailing — 0.2%
2,403	Fresh Market, Inc. (The)[1,2]	91,578

	Food Products — 1.7%
7,000	Farmer Bros Co.[1]	209,370
5,105	Sanderson Farms, Inc.	408,196

		617,566

	Health Care Equipment & Supplies — 5.0%
16,731	Natus Medical, Inc.[1]	629,086
10,210	NuVasive, Inc.[1]	472,927
8,375	STERIS Corp.	546,217
9,706	SurModics, Inc.[1,2]	222,462

		1,870,692

	Health Care Providers & Services — 3.0%
6,664	Molina Healthcare, Inc.[1,2]	339,264
29,213	Select Medical Holdings Corp.	394,960
9,493	US Physical Therapy, Inc.	368,233

		1,102,457

	Health Care Technology — 1.4%
16,568	Omnicell, Inc.[1]	527,359

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 4.0%
2,533	Buffalo Wild Wings, Inc.[1]	$451,685
4,379	Cheesecake Factory, Inc. (The)	229,941
17,367	Interval Leisure Group, Inc.	400,830
19,947	Krispy Kreme Doughnuts, Inc.[1,2]	388,368

		1,470,824

	Household Durables — 2.3%
6,518	Helen of Troy, Ltd.[1]	490,284
13,015	La-Z-Boy, Inc.	347,370

		837,654

	Insurance — 2.8%
4,593	AMERISAFE, Inc.	186,935
7,700	HCI Group, Inc.	355,817
19,744	United Insurance Holdings Corp.	482,346

		1,025,098

	Internet Software & Services — 2.8%
53,984	Dice Holdings, Inc.[1]	446,448
28,351	LivePerson, Inc.[1]	303,356
7,331	WebMD Health Corp.[1,2]	284,076

		1,033,880

	IT Services — 3.2%
13,486	ExlService Holdings, Inc.[1]	396,218
7,611	MAXIMUS, Inc.	424,085
17,413	TeleTech Holdings, Inc.[1]	384,131

		1,204,434

	Leisure Equipment & Products — 1.7%
10,675	Malibu Boats, Inc. — Class A1	232,928
32,026	Smith & Wesson Holding Corp.[1,2]	393,920

		626,848

	Life Sciences Tools & Services — 2.6%
9,385	Cambrex Corp.[1]	210,506
13,372	Luminex Corp.[1,2]	236,016
8,341	Parexel International Corp.[1,2]	508,467

		954,989

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 5.6%
12,684	Altra Industrial Motion Corp.	$324,076
24,419	Blount International, Inc.[1]	378,495
18,681	Douglas Dynamics, Inc.	377,169
25,840	Federal Signal Corp.	394,577
12,633	Hillenbrand, Inc.	396,803
7,835	Rexnord Corp.[1]	193,916

		2,065,036

	Marine — 1.1%
11,275	Matson, Inc.	391,806

	Metals & Mining — 0.8%
9,929	Worthington Industries, Inc.	297,175

	Oil, Gas & Consumable Fuels — 1.8%
16,879	Delek US Holdings, Inc.	520,717
6,877	Green Plains, Inc.	160,991

		681,708

	Paper & Forest Products — 3.3%
10,209	Boise Cascade Co.[1]	412,852
6,547	Clearwater Paper Corp.[1]	484,609
14,871	PH Glatfelter Co.	340,100

		1,237,561

	Personal Products — 0.4%
1,343	USANA Health Sciences, Inc.[1,2]	131,668

	Pharmaceuticals — 1.0%
7,462	Lannett Co., Inc.[1,2]	353,923

	Professional Services — 1.9%
13,014	Korn/Ferry International[1]	370,899
15,983	TrueBlue, Inc.[1]	352,585

		723,484

	Real Estate Investment Trusts — 9.4%
23,988	Associated Estates Realty Corp.	597,541
9,744	Aviv REIT, Inc.	383,232
10,131	Chesapeake Lodging Trust	372,010
33,076	DiamondRock Hospitality Co.	480,594
13,390	DuPont Fabros Technology, Inc.	498,911

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

12,964	Healthcare Realty Trust, Inc.	$390,087
4,851	Potlatch Corp.	193,361
42,093	Strategic Hotels & Resorts, Inc.[1]	564,888

		3,480,624

	Real Estate Management & Development — 1.6%
17,516	Marcus & Millichap, Inc.[1]	600,449

	Road & Rail — 1.2%
12,019	ArcBest Corp.	447,828

	Semiconductors & Semiconductor Equipment — 3.4%
12,187	CEVA, Inc.[1]	223,144
6,749	Diodes, Inc.[1]	178,376
6,632	Qorvo, Inc.[1]	489,906
14,038	Semtech Corp.[1]	357,407

		1,248,833

	Software — 6.0%
11,941	EPIQ Systems, Inc.	208,370
59,422	Kofax, Ltd.[1]	409,418
9,942	Netscout Systems, Inc.[1,2]	356,918
14,304	Progress Software Corp.[1]	358,315
15,835	Take-Two Interactive Software, Inc.[1]	470,616
19,788	VASCO Data Security International, Inc.[1,2]	425,442

		2,229,079

	Specialty Retail — 3.6%
11,044	Brown Shoe Co., Inc.	313,539
8,508	Finish Line, Inc. (The) — Class A	200,789
2,742	Outerwall, Inc.[1,2]	170,223
6,129	Vitamin Shoppe, Inc.[1,2]	259,073
10,758	Zumiez, Inc.[1]	401,166

		1,344,790

	Technology Hardware, Storage & Peripherals — 1.7%
8,271	Synaptics, Inc.[1,2]	635,296

	Textiles, Apparel & Luxury Goods — 0.4%
4,731	Iconix Brand Group, Inc.[1,2]	157,258

	Trading Companies & Distributors — 0.6%
5,023	DXP Enterprises, Inc.[1]	206,043

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Water and Sewer — 0.9%
8,251	American States Water Co.	$327,070

	TOTAL COMMON STOCKS (Cost $30,935,609)	36,770,811

RIGHTS — 0.0%

	Health Care Equipment & Supplies — 0.0%
342	Providence Service Corp, Rights (Expires 02/15/15)[1,3]	—

Face
Amount

REPURCHASE AGREEMENTS* — 0.6%
$208,746	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $208,746, due 2/2/15, (collateralized by a FHLMC security with a par value of $202,352, coupon rate of 3.500%, due 10/15/40, market value of $213,260)	208,746

	TOTAL REPURCHASE AGREEMENTS (Cost $208,746)	208,746

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 13.6%
5,040,679	State Street Navigator Securities Lending Prime Portfolio	5,040,679

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,040,679)	5,040,679

TOTAL INVESTMENTS (Cost $36,185,034)[4]	113.3%	$42,020,236
LIABILITIES IN EXCESS OF OTHER ASSETS	(13.3)	(4,925,448)

NET ASSETS	100.0%	$37,094,788

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Security is fair valued by management.
[4]	Aggregate cost for federal tax purposes was $39,365,474.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%

	Aerospace & Defense — 2.6%
66,696	General Dynamics Corp.	$8,884,574
81,647	Honeywell International, Inc.	7,981,811
32,565	Lockheed Martin Corp.	6,134,269

		23,000,654

	Airlines — 2.1%
140,575	Alaska Air Group, Inc.	9,540,825
210,390	Southwest Airlines Co.	9,505,420

		19,046,245

	Auto Components — 1.8%
448,808	Gentex Corp.	7,490,605
80,442	Lear Corp.	8,072,355

		15,562,960

	Banks — 2.4%
236,288	East West Bancorp, Inc.	8,548,900
125,644	SunTrust Banks, Inc.	4,827,242
161,575	Wells Fargo & Co.	8,388,974

		21,765,116

	Beverages — 1.7%
147,057	Coca-Cola Enterprises, Inc.	6,191,100
114,998	Dr Pepper Snapple Group, Inc.	8,885,895

		15,076,995

	Biotechnology — 3.5%
56,131	Amgen, Inc.	8,546,506
30,184	Celgene Corp.[1]	3,596,725
94,155	Gilead Sciences, Inc.[1]	9,870,269
66,804	United Therapeutics Corp.[1]	9,428,049

		31,441,549

	Capital Markets — 3.9%
67,342	Ameriprise Financial, Inc.	8,413,710
231,734	Charles Schwab Corp. (The)	6,020,449
28,418	Goldman Sachs Group, Inc. (The)	4,899,547
192,544	Invesco, Ltd.	7,072,141
155,915	Legg Mason, Inc.	8,643,928

		35,049,775

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 1.9%
42,289	International Flavors & Fragrances, Inc.	$4,487,286
110,871	LyondellBasell Industries N.V. — Class A	8,768,788
110,487	PolyOne Corp.	3,932,232

		17,188,306

	Commercial Services & Supplies — 0.5%
107,654	Corrections Corp. of America	4,232,955

	Communications Equipment — 2.6%
679,675	Brocade Communications Systems, Inc.	7,557,986
258,981	Cisco Systems, Inc.	6,828,034
376,809	Corning, Inc.	8,956,750

		23,342,770

	Containers & Packaging — 2.0%
133,948	Ball Corp.	8,482,927
138,895	Rock-Tenn Co. — Class A	9,014,285

		17,497,212

	Diversified Consumer Services — 0.7%
271,558	Service Corp. International	6,145,358

	Diversified Financial Services — 1.0%
104,003	CME Group, Inc.	8,871,456

	Diversified Telecommunication Services — 2.8%
204,943	AT&T, Inc.	6,746,724
240,239	CenturyTel, Inc.	8,929,684
192,150	Verizon Communications, Inc.	8,783,176

		24,459,584

	Electric Utilities — 1.7%
107,611	American Electric Power Co., Inc.	6,759,047
95,156	Entergy Corp.	8,327,101

		15,086,148

	Electrical Equipment — 1.0%
80,783	Rockwell Automation, Inc.	8,798,884

	Electronic Equipment, Instruments & Components — 0.4%
57,177	TE Connectivity, Ltd.	3,795,981

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 4.1%
167,387	Cameron International Corp.[1]	$7,495,590
203,760	FMC Technologies, Inc.[1]	7,636,925
223,628	Halliburton Co.	8,942,883
148,539	National Oilwell Varco, Inc.	8,084,978
283,550	Transocean, Ltd.	4,621,865

		36,782,241

	Food & Staples Retailing — 2.3%
80,489	CVS Health Corp.	7,900,800
67,701	Kroger Co. (The)	4,674,754
112,381	Walgreens Boots Alliance, Inc.	8,288,099

		20,863,653

	Food Products — 0.4%
58,872	Kraft Foods Group, Inc.	3,846,696

	Health Care Equipment & Supplies — 0.9%
64,983	Edwards Lifesciences Corp.[1]	8,145,619

	Health Care Providers & Services — 4.6%
86,930	Aetna, Inc.	7,981,913
59,311	Anthem, Inc.	8,004,613
78,114	Centene Corp.[1]	8,526,924
76,350	Cigna Corp.	8,156,470
24,954	Humana, Inc.	3,654,264
37,326	Laboratory Corp. of America Holdings[1]	4,284,278

		40,608,462

	Hotels, Restaurants & Leisure — 1.5%
110,298	Royal Caribbean Cruises, Ltd.	8,333,014
62,081	Wyndham Worldwide Corp.	5,201,767

		13,534,781

	Household Durables — 1.0%
66,911	Harman International Industries, Inc.	8,673,673

	Household Products — 0.9%
71,544	Kimberly-Clark Corp.	7,723,890

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 3.3%
69,888	PartnerRe, Ltd.	$7,995,187
156,521	Principal Financial Group, Inc.	7,345,531
113,906	Protective Life Corp.	7,967,725
54,565	Travelers Cos., Inc. (The)	5,610,373

		28,918,816

	Internet Software & Services — 0.6%
64,413	Facebook, Inc. — Class A1	4,889,591

	IT Services — 5.9%
180,382	Amdocs, Ltd.	8,690,805
73,683	Automatic Data Processing, Inc.	6,081,058
159,335	Cognizant Technology Solutions Corp. — Class A1	8,624,804
140,062	Computer Sciences Corp.	8,498,962
138,053	Paychex, Inc.	6,248,279
127,970	Syntel, Inc.[1]	5,534,702
508,643	Western Union Co. (The)	8,646,931

		52,325,541

	Life Sciences Tools & Services — 0.9%
36,040	Thermo Fisher Scientific, Inc.	4,512,568
30,000	Waters Corp.[1]	3,571,500

		8,084,068

	Machinery — 3.6%
88,529	Caterpillar, Inc.	7,079,664
63,029	Cummins, Inc.	8,790,024
67,963	Parker-Hannifin Corp.	7,914,971
131,461	Pentair PLC	8,125,605

		31,910,264

	Media — 3.3%
141,419	Comcast Corp. — Class A	7,515,713
80,359	Disney (Walt) Co.	7,309,455
95,343	Time Warner, Inc.	7,430,080
214,133	Twenty-First Century Fox, Inc.	7,100,650

		29,355,898

	Multi-line Retail — 0.9%
129,110	Macy’s, Inc.	8,247,547

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 1.9%
123,978	Consolidated Edison, Inc.	$8,589,196
193,065	Public Service Enterprise Group, Inc.	8,240,014

		16,829,210

	Office Electronics — 0.9%
589,910	Xerox Corp.	7,769,115

	Oil, Gas & Consumable Fuels — 3.8%
71,226	Marathon Petroleum Corp.	6,594,815
128,198	Phillips 66	9,014,883
94,199	Tesoro Corp.	7,698,884
191,697	Valero Energy Corp.	10,136,938

		33,445,520

	Pharmaceuticals — 4.6%
115,365	AbbVie, Inc.	6,962,278
29,722	Actavis PLC[1]	7,922,102
39,755	Allergan, Inc.	8,716,681
165,527	Mylan, Inc.[1,2]	8,797,760
267,754	Pfizer, Inc.	8,367,313

		40,766,134

	Professional Services — 2.0%
133,068	Manpowergroup, Inc.	9,697,996
146,507	Robert Half International, Inc.	8,506,196

		18,204,192

	Real Estate Investment Trusts — 2.2%
144,799	Kimco Realty Corp.	4,003,692
231,326	RLJ Lodging Trust	7,881,277
195,385	Weingarten Realty Investors	7,323,030

		19,207,999

	Road & Rail — 0.7%
51,420	Union Pacific Corp.	6,026,938

	Semiconductors & Semiconductor Equipment — 3.4%
107,730	Intel Corp.	3,559,399
562,697	Marvell Technology Group, Ltd.	8,716,177
376,254	NVIDIA Corp.	7,225,958
132,082	Skyworks Solutions, Inc.	10,969,410

		30,470,944

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 4.8%
433,079	Activision Blizzard, Inc.	$9,049,186
184,195	Electronic Arts, Inc.[1]	10,104,937
179,905	Microsoft Corp.	7,268,162
202,683	Oracle Corp.	8,490,391
317,595	Symantec Corp.	7,866,828

		42,779,504

	Specialty Retail — 2.6%
107,659	Bed Bath & Beyond, Inc.[1,2]	8,049,664
137,258	Foot Locker, Inc.	7,304,871
76,027	Home Depot, Inc.	7,938,739

		23,293,274

	Technology Hardware, Storage & Peripherals — 2.4%
202,043	Hewlett-Packard Co.	7,299,813
234,971	NetApp, Inc.	8,881,904
57,317	Western Digital Corp.	5,572,932

		21,754,649

	Thrifts & Mortgage Finance — 1.9%
894,728	Hudson City Bancorp, Inc.	8,025,710
579,082	New York Community Bancorp, Inc.	8,946,817

		16,972,527

	Tobacco — 1.9%
149,544	Altria Industrial Motion Corp.	7,940,787
127,653	Reynolds American, Inc.	8,674,021

		16,614,808

	TOTAL COMMON STOCKS (Cost $774,783,140)	888,407,502

Face
Amount

REPURCHASE AGREEMENT* — 1.0%
$8,585,553	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $8,585,560, due 2/2/15, (collateralized by a FNMA security with a par value of $8,353,574, coupon rate of 3.038%, due 1/1/42, market value of $8,758,898)	8,585,553

	TOTAL REPURCHASE AGREEMENT (Cost $8,585,553)	8,585,553

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.5%
13,862,512	State Street Navigator Securities Lending Prime Portfolio	$13,862,512

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $13,862,512)	13,862,512

TOTAL INVESTMENTS (Cost $797,231,205)[3]	102.4%	$910,855,567
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.4)	(21,403,715)

NET ASSETS	100.0%	$889,451,852

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $820,536,782.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 3.1%
42,921	Boeing Co. (The)	$6,239,426
164,176	Honeywell International, Inc.	16,049,846
113,877	Huntington Ingalls Industries, Inc.	13,278,058

		35,567,330

	Airlines — 3.4%
241,542	Alaska Air Group, Inc.	16,393,455
517,271	Southwest Airlines Co.	23,370,304

		39,763,759

	Auto Components — 1.6%
1,107,333	Gentex Corp.	18,481,388

	Beverages — 2.2%
87,275	Coca-Cola Enterprises, Inc.	3,674,277
289,643	Dr Pepper Snapple Group, Inc.	22,380,715

		26,054,992

	Biotechnology — 5.7%
152,451	Amgen, Inc.	23,212,189
51,423	Celgene Corp.[1]	6,127,564
207,166	Gilead Sciences, Inc.[1]	21,717,212
105,583	United Therapeutics Corp.[1]	14,900,929

		65,957,894

	Capital Markets — 1.9%
138,223	Ameriprise Financial, Inc.	17,269,582
121,165	SEI Investments Co.	4,867,198

		22,136,780

	Chemicals — 2.8%
300,486	Albemarle Corp.	14,501,454
71,184	LyondellBasell Industries N.V. — Class A	5,629,943
206,672	Westlake Chemical Corp.	11,844,372

		31,975,769

	Commercial Services & Supplies — 0.5%
68,635	Cintas Corp.	5,401,574

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 2.3%
104,540	F5 Networks, Inc.[1]	$11,668,755
239,894	Qualcomm, Inc.	14,983,779

		26,652,534

	Containers & Packaging — 1.4%
260,800	Ball Corp.	16,516,464

	Diversified Consumer Services — 1.6%
545,512	H&R Block, Inc.	18,700,151

	Diversified Telecommunication Services — 2.0%
505,142	Verizon Communications, Inc.	23,090,041

	Electrical Equipment — 0.4%
47,334	Rockwell Automation, Inc.	5,155,619

	Electronic Equipment, Instruments & Components — 0.5%
188,915	Flir Systems, Inc.	5,705,233

	Energy Equipment & Services — 4.6%
164,167	FMC Technologies, Inc.[1]	6,152,979
562,078	Halliburton Co.	22,477,499
88,980	Helmerich & Payne, Inc.	5,299,649
224,953	Oceaneering International, Inc.	11,778,539
89,903	Schlumberger, Ltd.	7,407,108

		53,115,774

	Food & Staples Retailing — 2.1%
278,831	Kroger Co. (The)	19,253,281
74,903	Walgreens Boots Alliance, Inc.	5,524,096

		24,777,377

	Food Products — 1.5%
170,260	Hormel Foods Corp.	8,720,717
141,333	Kraft Foods Group, Inc.	9,234,698

		17,955,415

	Health Care Equipment & Supplies — 1.4%
61,266	CR Bard, Inc.	10,478,324
45,148	Edwards Lifesciences Corp.[1]	5,659,302

		16,137,626

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 3.1%
105,641	Centene Corp.[1]	$11,531,771
158,868	Laboratory Corp. of America Holdings[1]	18,234,869
28,366	McKesson Corp.	6,032,030

		35,798,670

	Hotels, Restaurants & Leisure — 1.5%
203,394	Brinker International, Inc.	11,884,312
68,247	Wyndham Worldwide Corp.	5,718,416

		17,602,728

	Household Durables — 1.4%
426,509	Newell Rubbermaid, Inc.	15,725,387

	Insurance — 0.6%
128,212	Marsh & McLennan Cos., Inc.	6,893,959

	Internet Software & Services — 1.6%
50,642	Akamai Technologies, Inc.[1]	2,945,086
202,000	Facebook, Inc. — Class A1	15,333,820

		18,278,906

	IT Services — 9.1%
52,396	Accenture PLC — Class A	4,402,836
260,623	Automatic Data Processing, Inc.	21,509,216
405,896	Cognizant Technology Solutions Corp. — Class A1	21,971,150
66,803	Global Payments, Inc.	5,832,570
319,390	Mastercard, Inc. — Class A	26,199,562
419,585	Paychex, Inc.	18,990,417
25,553	Visa, Inc. — Class A	6,513,715

		105,419,466

	Life Sciences Tools & Services — 1.2%
114,604	Waters Corp.[1]	13,643,606

	Machinery — 3.9%
141,848	Cummins, Inc.	19,782,122
137,018	IDEX Corp.	9,913,252
135,705	Parker-Hannifin Corp.	15,804,205

		45,499,579

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 5.5%
421,762	Comcast Corp. — Class A	$22,414,541
92,592	DIRECTV[1]	7,896,246
351,890	Discovery Communications, Inc. Series A1	10,199,532
1,166,465	Interpublic Group of Cos., Inc. (The)	23,259,312

		63,769,631

	Multi-line Retail — 2.3%
170,693	Dollar General Corp.[1]	11,446,673
245,012	Macy’s, Inc.	15,651,366

		27,098,039

	Oil, Gas & Consumable Fuels — 0.3%
81,049	World Fuel Services Corp.	3,968,970

	Pharmaceuticals — 3.2%
65,665	Allergan, Inc.	14,397,708
436,001	Mylan, Inc.[1]	23,173,453

		37,571,161

	Professional Services — 1.4%
289,304	Robert Half International, Inc.	16,796,990

	Real Estate Investment Trusts — 1.2%
307,296	Omega Healthcare Investors, Inc.	13,478,003

	Road & Rail — 0.7%
69,966	Union Pacific Corp.	8,200,715

	Semiconductors & Semiconductor Equipment — 3.5%
330,774	Applied Materials, Inc.	7,554,878
69,182	Broadcom Corp. — Class A	2,935,738
255,602	Skyworks Solutions, Inc.	21,227,746
239,805	Xilinx, Inc.	9,250,478

		40,968,840

	Software — 8.4%
1,155,870	Activision Blizzard, Inc.	24,151,904
607,801	Cadence Design Systems, Inc.[1]	10,934,340
360,621	Electronic Arts, Inc.[1]	19,783,668
494,921	Microsoft Corp.	19,994,808
527,658	Oracle Corp.	22,103,594

		96,968,314

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 3.9%
225,927	Bed Bath & Beyond, Inc.[1]	$16,892,562
119,920	Gap, Inc. (The)	4,939,505
160,004	Home Depot, Inc.	16,707,618
9,190	O’Reilly Automotive, Inc.[1]	1,721,838
69,367	TJX Cos., Inc. (The)	4,574,060

		44,835,583

	Technology Hardware, Storage & Peripherals — 5.0%
203,551	Apple, Inc.	23,848,035
113,165	EMC Corp.	2,934,369
614,267	NetApp, Inc.	23,219,293
109,263	SanDisk Corp.	8,294,154

		58,295,851

	Tobacco — 2.8%
194,176	Altria Industrial Motion Corp.	10,310,746
324,133	Reynolds American, Inc.	22,024,837

		32,335,583

	TOTAL COMMON STOCKS (Cost $1,062,461,720)	1,156,295,701

Face
Amount

REPURCHASE AGREEMENT* — 1.7%
$19,655,273	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $19,655,289, due 2/2/15, (collateralized by FNMA securities with a par value of $19,104,196, coupon rates of 3.038% — 3.500% due 1/1/2042 — 3/25/42, total market value of $20,050,752)	19,655,273

	TOTAL REPURCHASE AGREEMENT (Cost $19,655,273)	19,655,273

TOTAL INVESTMENTS (Cost $1,082,116,993)[2]	101.3%	$1,175,950,974
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(14,611,335)

NET ASSETS	100.0%	$1,161,339,639

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $1,082,251,286.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 92.6%

	Aerospace & Defense — 2.4%
91,000	Exelis, Inc.	$1,557,010
5,860	General Dynamics Corp.	780,611
6,560	L-3 Communications Holdings, Inc.	807,667
4,520	Northrop Grumman Corp.	709,414

		3,854,702

	Air Freight & Logistics — 0.9%
34,200	Expeditors International of Washington, Inc.	1,493,856

	Airlines — 1.1%
38,780	Southwest Airlines Co.	1,752,080

	Auto Components — 1.4%
33,980	Dana Holding Corp.[1]	709,163
4,540	Delphi Automotive PLC	312,034
69,600	Gentex Corp.	1,161,624

		2,182,821

	Banks — 5.7%
31,660	Banner Corp.	1,278,431
15,810	East West Bancorp, Inc.	572,006
33,660	Fifth Third Bancorp	582,318
51,203	First Midwest Bancorp, Inc.	788,526
35,967	Hanmi Financial Corp.	714,305
71,620	Huntington Bancshares, Inc.	717,632
77,800	KeyCorp	1,010,622
36,220	PrivateBancorp, Inc.	1,098,915
125,600	Regions Financial Corp.	1,092,720
31,107	SunTrust Banks, Inc.	1,195,131

		9,050,606

	Beverages — 0.2%
7,760	Coca-Cola Enterprises, Inc.	326,696

	Biotechnology — 0.5%
18,700	Acorda Therapeutics, Inc.[1,2]	776,985

	Capital Markets — 1.0%
21,260	Invesco, Ltd.	780,880
20,520	SEI Investments Co.	824,288

		1,605,168

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 2.2%
34,140	A Schulman, Inc.	$1,189,779
35,230	Dow Chemical Co. (The)	1,590,987
11,620	Minerals Technologies, Inc.	759,134

		3,539,900

	Commercial Services & Supplies — 1.8%
20,160	Cintas Corp.	1,586,592
5,500	Deluxe Corp.[1]	357,115
36,900	Pitney Bowes, Inc.	884,862

		2,828,569

	Communications Equipment — 0.9%
53,860	Cisco Systems, Inc.	1,420,019

	Construction & Engineering — 2.0%
38,200	EMCOR Group, Inc.	1,541,752
58,800	Quanta Services, Inc.[2]	1,557,024

		3,098,776

	Consumer Finance — 0.8%
23,020	Discover Financial Services	1,251,828

	Containers & Packaging — 0.5%
10,720	Packaging Corp. of America	813,112

	Diversified Consumer Services — 2.9%
41,280	American Public Education, Inc.[1,2]	1,385,770
5,558	Capella Education Co.	377,888
118,815	K12, Inc.[1,2]	1,689,549
50,300	Service Corp. International[1]	1,138,289

		4,591,496

	Diversified Telecommunication Services — 0.7%
61,820	Inteliquent, Inc.	1,039,812

	Electric Utilities — 2.7%
19,900	American Electric Power Co., Inc.	1,249,919
16,980	Entergy Corp.	1,485,920
43,000	Exelon Corp.	1,549,720

		4,285,559

	Electrical Equipment — 0.5%
13,440	AO Smith Corp.[1]	798,470

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 4.8%
15,120	Cameron International Corp.[2]	$677,073
34,180	Halliburton Co.	1,366,858
143,765	Nabors Industries, Ltd.	1,654,735
24,200	National Oilwell Varco, Inc.	1,317,206
12,780	Patterson-UTI Energy, Inc.	219,305
7,840	Schlumberger, Ltd.	645,938
82,795	Superior Energy Services, Inc.	1,655,900

		7,537,015

	Food & Staples Retailing — 2.2%
7,500	CVS Health Corp.	736,200
20,757	Kroger Co. (The)	1,433,271
16,500	SpartanNash Co.	425,040
12,640	Walgreens Boots Alliance, Inc.	932,200

		3,526,711

	Food Products — 2.8%
28,880	Archer-Daniels-Midland Co.	1,346,675
17,420	Cal-Maine Foods, Inc.[1]	610,571
6,500	J & J Snack Foods Corp.	637,780
11,580	Pilgrim’s Pride Corp.[1]	314,397
37,780	Tyson Foods, Inc. — Class A	1,474,931

		4,384,354

	Health Care Equipment & Supplies — 2.4%
24,585	Align Technology, Inc.[1,2]	1,304,234
7,195	Conmed Corp.[1]	342,770
30,775	Hill-Rom Holdings, Inc.	1,469,814
9,680	St Jude Medical, Inc.	637,622

		3,754,440

	Health Care Providers & Services — 0.8%
16,120	Omnicare, Inc.	1,208,678

	Health Care Technology — 0.5%
25,800	Omnicell, Inc.[2]	821,214

	Hotels, Restaurants & Leisure — 1.9%
14,480	Brinker International, Inc.[1]	846,066
14,340	Jack In The Box, Inc.	1,215,889
65,940	Ruth’s Hospitality Group, Inc.	957,449

		3,019,404

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Household Durables — 1.7%
31,320	Newell Rubbermaid, Inc.	$1,154,768
71,660	PulteGroup, Inc.	1,475,480

		2,630,248

	Insurance — 3.1%
19,540	Hartford Financial Services Group, Inc. (The)	760,106
18,652	Lincoln National Corp.	932,227
24,080	Metlife, Inc.	1,119,720
26,689	Principal Financial Group, Inc.	1,252,515
28,620	Unum Group	888,937

		4,953,505

	Internet Software & Services — 1.0%
59,920	Blucora, Inc.[1,2]	810,118
12,660	IAC/InterActiveCorp	771,627

		1,581,745

	IT Services — 5.3%
8,540	Accenture PLC — Class A	717,616
32,920	Amdocs, Ltd.	1,586,086
12,400	Automatic Data Processing, Inc.	1,023,372
28,740	Cognizant Technology Solutions Corp. — Class A2	1,555,696
61,260	Genpact, Ltd.[2]	1,229,488
19,220	Paychex, Inc.	869,897
81,020	Western Union Co. (The)[1]	1,377,340

		8,359,495

	Life Sciences Tools & Services — 0.9%
20,020	Charles River Laboratories International, Inc.[2]	1,388,387

	Machinery — 4.0%
106,150	Federal Signal Corp.	1,620,910
10,750	Illinois Tool Works, Inc.	1,000,717
48,340	Mueller Industries, Inc.	1,517,393
14,490	Oshkosh Corp.[1]	620,897
60,500	Trinity Industries, Inc.[1]	1,601,435

		6,361,352

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 2.7%
25,940	Comcast Corp. — Class A	$1,378,581
43,614	Gannett Co., Inc.	1,352,470
73,460	Interpublic Group of Cos., Inc. (The)	1,464,793

		4,195,844

	Metals & Mining — 1.2%
72,100	Steel Dynamics, Inc.	1,228,584
22,840	Worthington Industries, Inc.	683,601

		1,912,185

	Multi-line Retail — 0.8%
20,100	Macy’s, Inc.	1,283,988

	Multi-Utilities — 2.7%
23,500	Ameren Corp.	1,064,080
23,220	Consolidated Edison, Inc.[1]	1,608,682
37,850	Public Service Enterprise Group, Inc.	1,615,438

		4,288,200

	Office Electronics — 0.9%
113,300	Xerox Corp.	1,492,161

	Oil, Gas & Consumable Fuels — 1.9%
9,140	Phillips 66	642,725
9,020	Tesoro Corp.	737,205
30,720	Valero Energy Corp.	1,624,473

		3,004,403

	Paper & Forest Products — 1.0%
40,126	Domtar Corp.	1,536,826

	Personal Products — 0.9%
45,480	Medifast, Inc.[2]	1,441,261

	Pharmaceuticals — 2.0%
11,620	Lannett Co., Inc.[1,2]	551,137
18,820	Pfizer, Inc.	588,125
44,244	Sagent Pharmaceuticals, Inc.[1,2]	1,135,743
129,360	Sciclone Pharmaceuticals, Inc.[2]	954,677

		3,229,682

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Professional Services — 1.2%
3,738	Manpowergroup, Inc.	$272,425
26,730	Robert Half International, Inc.	1,551,944

		1,824,369

	Real Estate Investment Trusts — 9.5%
21,460	Apartment Investment & Management Co. — Class A	855,396
117,380	Capstead Mortgage Corp.[1]	1,410,907
77,340	CBL & Associates Properties, Inc.	1,594,751
22,060	Coresite Realty Corp.	966,449
45,100	Corporate Office Properties Trust	1,353,000
66,757	Cousins Properties, Inc.	736,997
18,800	Equity Commonwealth	495,380
15,100	Equity Lifestyle Properties, Inc.	826,423
65,320	Government Properties Income Trust[1]	1,489,296
9,840	Home Properties, Inc.	693,720
29,180	Hospitality Properties Trust	950,976
63,320	Host Hotels & Resorts, Inc.	1,449,395
20,100	Mid-America Apartment Communities, Inc.	1,594,332
29,140	Piedmont Office Realty Trust, Inc. — Class A	569,104

		14,986,126

	Road & Rail — 1.3%
14,960	ArcBest Corp.[1]	557,410
46,260	CSX Corp.	1,540,458

		2,097,868

	Semiconductors & Semiconductor Equipment — 1.6%
14,740	Altera Corp.	485,315
27,160	Intel Corp.	897,366
72,000	Marvell Technology Group, Ltd.	1,115,280

		2,497,961

	Specialty Retail — 2.9%
27,100	Foot Locker, Inc.[1]	1,442,262
36,400	Gap, Inc. (The)	1,499,316
3,680	Home Depot, Inc.	384,266
18,680	TJX Cos., Inc. (The)	1,231,759

		4,557,603

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Technology Hardware, Storage & Peripherals — 1.5%
50,660	EMC Corp.	$1,313,614
30,120	Hewlett-Packard Co.	1,088,235

		2,401,849

	Textiles, Apparel & Luxury Goods — 0.6%
4,620	Hanesbrands, Inc.	514,575
7,280	VF Corp.	505,014

		1,019,589

	Thrifts & Mortgage Finance — 0.3%
29,720	Provident Financial Services, Inc.	515,939

	TOTAL COMMON STOCKS (Cost $137,636,958)	146,522,857

Face
Amount

REPURCHASE AGREEMENT* — 4.6%
$7,207,887	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $7,207,893, due 2/2/15, (collateralized by a FHLMC security with a par value of $6,979,382, coupon rate of 3.500%, due 10/15/40, market value of $7,355,585)	7,207,887

	TOTAL REPURCHASE AGREEMENTS (Cost $7,207,887)	7,207,887

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 11.3%
17,826,945	State Street Navigator Securities Lending Prime Portfolio	17,826,945

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $17,826,945)	17,826,945

TOTAL LONG INVESTMENTS (Cost $162,671,790)	108.5%	$171,557,689

COMMON STOCKS SOLD SHORT* — (62.1)%

	Aerospace & Defense — (2.4)%
(6,600)	Esterline Technologies Corp.[2]	(739,794)
(21,860)	HEICO Corp.	(1,326,465)
(7,320)	KLX, Inc.[2]	(287,749)
(6,980)	Precision Castparts Corp.	(1,396,698)

		(3,750,706)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Banks — (3.4)%
(125,960)	Bancorp, Inc. (The)[2]	$(1,073,179)
(36,680)	PacWest Bancorp	(1,568,254)
(8,968)	Texas Capital Bancshares, Inc.[2]	(366,343)
(58,237)	Union Bankshares Corp.	(1,164,740)
(48,695)	Zions BanCorp.	(1,166,732)

		(5,339,248)

	Beverages — (1.8)%
(15,760)	Brown-Forman Corp. — Class B	(1,400,591)
(33,160)	Coca-Cola Co. (The)	(1,365,197)

		(2,765,788)

	Building Products — (0.6)%
(31,540)	USG Corp.[2]	(960,393)

	Capital Markets — (1.0)%
(32,920)	Stifel Financial Corp.[2]	(1,552,178)

	Chemicals — (1.3)%
(13,900)	Airgas, Inc.	(1,565,696)
(7,640)	EI du Pont de Nemours & Co.	(544,044)

		(2,109,740)

	Commercial Services & Supplies — (0.8)%
(26,080)	Clean Harbors, Inc.[2]	(1,234,106)

	Communications Equipment — (1.0)%
(27,440)	Viasat, Inc.[2]	(1,542,677)

	Construction Materials — (0.9)%
(13,780)	Martin Marietta Materials, Inc.	(1,484,657)

	Consumer Finance — (0.6)%
(19,460)	First Cash Financial Services, Inc.[2]	(967,551)

	Electrical Equipment — (1.0)%
(45,260)	Franklin Electric Co., Inc.	(1,548,345)

	Energy Equipment & Services — (0.5)%
(37,660)	Gulfmark Offshore, Inc. — Class A	(743,032)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Food & Staples Retailing — (1.9)%
(16,820)	Casey’s General Stores, Inc.	$(1,535,666)
(18,640)	Pricesmart, Inc.	(1,524,379)

		(3,060,045)

	Food Products — (1.3)%
(27,180)	Diamond Foods, Inc.[2]	(668,084)
(13,150)	Hershey Co. (The)	(1,344,062)

		(2,012,146)

	Gas Utilities — (1.9)%
(59,340)	Questar Corp.	(1,539,873)
(25,560)	South Jersey Industries, Inc.	(1,488,870)

		(3,028,743)

	Health Care Equipment & Supplies — (0.7)%
(29,427)	Haemonetics Corp.[2]	(1,165,309)

	Health Care Providers & Services — (1.0)%
(65,740)	Capital Senior Living Corp.[2]	(1,569,214)

	Hotels, Restaurants & Leisure — (4.6)%
(12,080)	McDonald’s Corp.	(1,116,675)
(7,108)	Panera Bread Co. — Class A2	(1,221,581)
(48,809)	Pinnacle Entertainment, Inc.[2]	(1,032,310)
(13,840)	Starbucks Corp.	(1,211,415)
(14,180)	Starwood Hotels & Resorts Worldwide, Inc.	(1,020,535)
(2,640)	Wynn Resorts, Ltd.	(390,588)
(18,060)	Yum! Brands, Inc.	(1,305,377)

		(7,298,481)

	Household Durables — (0.9)%
(38,020)	Meritage Homes Corp.[2]	(1,384,308)

	Household Products — (0.6)%
(14,980)	Colgate-Palmolive Co.	(1,011,449)

	Industrial Conglomerates — (0.7)%
(49,900)	Raven Industries, Inc.	(1,069,856)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Insurance — (2.8)%
(17,700)	Erie Indemnity Co. — Class A	$(1,533,882)
(38,020)	Loews Corp.	(1,454,645)
(1,980)	Markel Corp.[2]	(1,353,053)

		(4,341,580)

	Internet & Catalog Retail — (1.2)%
(5,300)	Amazon.Com, Inc.[2]	(1,879,009)

	Internet Software & Services — (0.7)%
(5,144)	Equinix, Inc.	(1,115,528)

	IT Services — (0.5)%
(9,180)	WEX, Inc.[2]	(845,019)

	Leisure Equipment & Products — (0.7)%
(43,650)	Mattel, Inc.	(1,174,185)

	Machinery — (1.3)%
(11,960)	Deere & Co.	(1,018,873)
(17,760)	RBC Bearings, Inc.	(1,030,790)

		(2,049,663)

	Marine — (0.6)%
(13,220)	Kirby Corp.[2]	(958,318)

	Media — (1.1)%
(37,060)	DreamWorks Animation SKG, Inc. — Class A2	(691,910)
(15,922)	Morningstar, Inc.	(1,060,246)

		(1,752,156)

	Metals & Mining — (1.5)%
(15,440)	Carpenter Technology Corp.	(585,794)
(49,980)	Newmont Mining Corp.	(1,256,997)
(43,820)	Stillwater Mining Co.[2]	(599,019)

		(2,441,810)

	Multi-Utilities — (1.8)%
(19,500)	Dominion Resources, Inc.	(1,499,355)
(12,260)	Sempra Energy	(1,372,139)

		(2,871,494)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Oil, Gas & Consumable Fuels — (3.5)%
(9,160)	Cheniere Energy, Inc.[2]	$(653,841)
(4,680)	Clayton Williams Energy, Inc.[2]	(261,612)
(15,660)	Gulfport Energy Corp.[2]	(602,753)
(11,420)	Noble Energy, Inc.	(545,191)
(10,920)	Pioneer Natural Resources Co.	(1,643,788)
(11,140)	Range Resources Corp.	(515,448)
(29,720)	Williams Cos., Inc. (The)	(1,303,519)

		(5,526,152)

	Pharmaceuticals — (0.8)%
(8,454)	Perrigo Co. PLC	(1,282,810)

	Professional Services — (1.2)%
(19,320)	Advisory Board Co. (The)[2]	(905,722)
(8,440)	IHS, Inc. — Class A2	(971,697)

		(1,877,419)

	Real Estate Investment Trusts — (6.9)%
(67,420)	American Homes 4 Rent — Class A	(1,125,240)
(15,220)	American Tower Corp.	(1,475,579)
(7,320)	AvalonBay Communities, Inc.	(1,266,287)
(11,140)	Boston Properties, Inc.	(1,546,232)
(17,060)	Camden Property Trust	(1,314,473)
(39,660)	Education Realty Trust, Inc.	(1,372,236)
(68,420)	Inland Real Estate Corp.	(778,619)
(9,000)	Macerich Co. (The)	(774,090)
(27,540)	Plum Creek Timber Co., Inc.	(1,226,081)

		(10,878,837)

	Real Estate Management & Development — (0.7)%
(28,020)	Alexander & Baldwin, Inc.	(1,072,045)

	Road & Rail — (1.9)%
(3,960)	Amerco, Inc.[2]	(1,132,995)
(37,860)	Celadon Group, Inc.	(902,204)
(11,860)	Genesee & Wyoming, Inc. — Class A2	(977,857)

		(3,013,056)

	Software — (1.7)%
(27,160)	Salesforce.com, Inc.[2]	(1,533,182)
(7,780)	Ultimate Software Group, Inc.[2]	(1,151,518)

		(2,684,700)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Specialty Retail — (1.9)%
(20,620)	Genesco, Inc.[2]	$(1,473,299)
(17,920)	Tiffany & Co.	(1,552,589)

		(3,025,888)

	Textiles, Apparel & Luxury Goods — (0.9)%
(25,415)	Oxford Industries, Inc.	(1,421,715)

	Thrifts & Mortgage Finance — (0.2)%
(54,040)	Ocwen Financial Corp.[2]	(330,725)

	Trading Companies & Distributors — (0.5)%
(19,820)	TAL International Group, Inc.[2]	(805,683)

	Water and Sewer — (0.8)%
(44,480)	Aqua America, Inc.	(1,203,184)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(103,925,892))	(98,148,948)

TOTAL SHORT INVESTMENTS (Proceeds $(103,925,892))	(62.1)%	$(98,148,948)

TOTAL INVESTMENTS (Cost $58,745,898)[3]	46.4%	$73,408,741
OTHER ASSETS IN EXCESS OF LIABILITIES	53.6	84,782,860

NET ASSETS	100.0%	$158,191,601

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $67,131,439.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 122.2%

	Aerospace & Defense — 4.2%
53,515	Exelis, Inc.	$915,642
4,860	General Dynamics Corp.	647,401
3,970	L-3 Communications Holdings, Inc.	488,786
6,659	Northrop Grumman Corp.	1,045,130
1,644	Vectrus, Inc.[1]	45,769

		3,142,728

	Air Freight & Logistics — 0.4%
4,300	CH Robinson Worldwide, Inc.	306,246

	Airlines — 2.5%
5,740	Alaska Air Group, Inc.[2]	389,574
31,940	Southwest Airlines Co.	1,443,049

		1,832,623

	Auto Components — 2.3%
38,980	Dana Holding Corp.[2,3]	813,513
55,080	Gentex Corp.	919,285

		1,732,798

	Banks — 6.0%
18,140	Banner Corp.	732,493
14,300	First Interstate BancSystem, Inc. — Class A2	341,770
25,500	Hanmi Financial Corp.	506,430
13,280	JPMorgan Chase & Co.	722,166
55,200	KeyCorp	717,048
76,140	Regions Financial Corp.	662,418
20,780	SunTrust Banks, Inc.[2]	798,368

		4,480,693

	Beverages — 1.2%
9,700	Coca-Cola Enterprises, Inc.	408,370
4,372	Constellation Brands, Inc.[1]	482,887

		891,257

	Biotechnology — 0.8%
15,080	Acorda Therapeutics, Inc.[1,2]	626,574

	Capital Markets — 2.9%
14,000	Invesco, Ltd.	514,220
35,380	Janus Capital Group, Inc.[2]	620,565
24,620	SEI Investments Co.[3]	988,986

		2,123,771

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 2.4%
9,300	A Schulman, Inc.[2]	$324,105
8,860	LyondellBasell Industries N.V. — Class A	700,738
11,840	Minerals Technologies, Inc.[2]	773,507

		1,798,350

	Commercial Services & Supplies — 2.8%
17,200	Avery Dennison Corp.[2]	899,044
19,640	Pitney Bowes, Inc.	470,967
17,220	United Stationers, Inc.[2]	694,139

		2,064,150

	Communications Equipment — 2.3%
34,320	Cisco Systems, Inc.	904,847
33,234	Corning, Inc.[3]	789,972

		1,694,819

	Construction & Engineering — 2.4%
22,400	EMCOR Group, Inc.[3]	904,064
32,800	Quanta Services, Inc.[1]	868,544

		1,772,608

	Consumer Finance — 0.9%
12,740	Discover Financial Services	692,801

	Diversified Consumer Services — 1.4%
7,060	Apollo Education Group, Inc.[1,2]	178,336
37,540	Service Corp. International[2]	849,530

		1,027,866

	Diversified Telecommunication Services — 1.5%
47,460	Inteliquent, Inc.[2]	798,277
7,080	Verizon Communications, Inc.	323,627

		1,121,904

	Electric Utilities — 2.4%
9,120	American Electric Power Co., Inc.	572,827
9,840	Entergy Corp.	861,099
10,100	Exelon Corp.	364,004

		1,797,930

	Electronic Equipment, Instruments & Components — 0.7%
25,700	Jabil Circuit, Inc.	529,677

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 5.3%
20,960	Halliburton Co.	$838,190
53,280	Nabors Industries, Ltd.[2]	613,253
12,060	National Oilwell Varco, Inc.[2]	656,426
12,880	Patterson-UTI Energy, Inc.	221,021
5,813	Schlumberger, Ltd.[2]	478,933
48,020	Superior Energy Services, Inc.[3]	960,400
14,500	Tesco Corp.[2]	148,480

		3,916,703

	Food & Staples Retailing — 2.4%
7,160	CVS Health Corp.	702,825
15,395	Kroger Co. (The)[3]	1,063,025

		1,765,850

	Food Products — 3.7%
15,550	Archer-Daniels-Midland Co.	725,096
3,660	J & J Snack Foods Corp.	359,119
31,000	Pilgrim’s Pride Corp.[2]	841,650
21,542	Tyson Foods, Inc. — Class A2	841,000

		2,766,865

	Gas Utilities — 0.9%
18,960	UGI Corp.[2]	701,330

	Health Care Equipment & Supplies — 2.0%
11,420	Align Technology, Inc.[1,2]	605,831
17,890	Hill-Rom Holdings, Inc.[3]	854,426

		1,460,257

	Health Care Providers & Services — 2.7%
7,806	Aetna, Inc.	716,747
5,340	Anthem, Inc.	720,687
7,340	Omnicare, Inc.[2]	550,353

		1,987,787

	Health Care Technology — 1.2%
27,675	Omnicell, Inc.[1]	880,895

	Hotels, Restaurants & Leisure — 1.7%
40,880	International Game Technology	691,689
6,787	Wyndham Worldwide Corp.[2]	568,683

		1,260,372

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Household Durables — 1.6%
22,500	Newell Rubbermaid, Inc.	$829,575
18,500	PulteGroup, Inc.[2]	380,915

		1,210,490

	Insurance — 4.4%
12,720	Hartford Financial Services Group, Inc. (The)[2]	494,808
11,720	HCC Insurance Holdings, Inc.	625,145
3,700	HCI Group, Inc.[2]	170,977
12,294	Lincoln National Corp.	614,454
15,400	Principal Financial Group, Inc.[2]	722,722
21,580	Unum Group	670,275

		3,298,381

	Internet Software & Services — 2.2%
70,000	Blucora, Inc.[1,2,3]	946,400
11,360	IAC/InterActiveCorp	692,392

		1,638,792

	IT Services — 5.7%
4,427	Accenture PLC — Class A2	372,001
20,100	Amdocs, Ltd.[3]	968,418
7,020	Automatic Data Processing, Inc.[2]	579,361
15,640	Cognizant Technology Solutions Corp. — Class A1	846,593
42,040	Genpact, Ltd.[1,2]	843,743
14,220	Paychex, Inc.[2]	643,597

		4,253,713

	Life Sciences Tools & Services — 3.4%
14,620	Charles River Laboratories International, Inc.[1]	1,013,897
15,450	Parexel International Corp.[1,2]	941,832
12,620	PerkinElmer, Inc.[2]	576,860

		2,532,589

	Machinery — 5.2%
62,000	Federal Signal Corp.	946,740
5,800	IDEX Corp.[2]	419,630
7,000	Illinois Tool Works, Inc.[2]	651,630
21,680	Mueller Industries, Inc.[2]	680,535
6,240	Oshkosh Corp.[2]	267,384
35,400	Trinity Industries, Inc.[2]	937,038

		3,902,957

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 3.9%
14,300	Comcast Corp. — Class A	$759,974
23,740	Gannett Co., Inc.[2]	736,177
31,913	Interpublic Group of Cos., Inc. (The)[2]	636,345
10,640	Omnicom Group, Inc.[2]	774,592

		2,907,088

	Metals & Mining — 0.8%
33,420	Steel Dynamics, Inc.	569,477

	Multi-line Retail — 1.1%
13,060	Macy’s, Inc.[2]	834,273

	Multi-Utilities — 2.2%
15,301	Ameren Corp.[2]	692,829
21,400	Public Service Enterprise Group, Inc.[2]	913,352

		1,606,181

	Office Electronics — 0.9%
51,340	Xerox Corp.	676,148

	Oil, Gas & Consumable Fuels — 3.3%
15,000	Cloud Peak Energy, Inc.[1,2]	101,850
25,260	PBF Energy, Inc. — Class A	709,806
9,837	Tesoro Corp.[2]	803,978
15,840	Valero Energy Corp.	837,619

		2,453,253

	Paper & Forest Products — 1.2%
23,500	Domtar Corp.	900,050

	Personal Products — 1.3%
29,400	Medifast, Inc.[1,2]	931,686

	Pharmaceuticals — 5.6%
2,079	Allergan, Inc.	455,841
19,360	Lannett Co., Inc.[1,2]	918,245
30,000	Pfizer, Inc.	937,500
37,000	Sagent Pharmaceuticals, Inc.[1,2]	949,790
123,500	Sciclone Pharmaceuticals, Inc.[1,2]	911,430

		4,172,806

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Professional Services — 2.2%
3,200	Exponent, Inc.	$256,448
6,098	Manpowergroup, Inc.	444,422
15,500	Robert Half International, Inc.	899,930

		1,600,800

	Real Estate Investment Trusts — 6.7%
17,900	Apartment Investment & Management Co. — Class A	713,494
43,420	Capstead Mortgage Corp.[2]	521,909
26,500	Corporate Office Properties Trust[2]	795,000
19,820	Equity Commonwealth	522,257
20,660	Government Properties Income Trust[2]	471,048
17,351	Hospitality Properties Trust	565,469
13,080	Host Marriott Corp.	299,401
66,300	Lexington Realty Trust	756,483
16,480	Piedmont Office Realty Trust, Inc. — Class A	321,854

		4,966,915

	Semiconductors & Semiconductor Equipment — 4.0%
20,485	Intel Corp.	676,824
51,188	Marvell Technology Group, Ltd.[2,3]	792,902
27,900	NVIDIA Corp.[2]	535,820
95,600	ON Semiconductor Corp.[1,2]	956,956

		2,962,502

	Software — 2.0%
10,120	Jack Henry & Associates, Inc.[2]	621,064
35,500	Symantec Corp.	879,335

		1,500,399

	Specialty Retail — 4.1%
17,000	Foot Locker, Inc.[2]	904,740
17,900	Gap, Inc. (The)[2]	737,301
6,300	Home Depot, Inc.	657,846
11,400	TJX Cos., Inc. (The)[3]	751,716

		3,051,603

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Technology Hardware, Storage & Peripherals — 3.4%
33,500	EMC Corp.	$868,655
19,542	Hewlett-Packard Co.	706,053
24,600	NetApp, Inc.	929,880

		2,504,588

	TOTAL COMMON STOCKS (Cost $78,465,822)	90,851,545

Face
Amount

REPURCHASE AGREEMENT* — 2.1%
$1,540,009	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $1,540,010, due 2/2/15, (collateralized by a FHLMC security with a par value of $1,491,018, coupon rate of 3.500%, due 10/15/40, market value of $1,571,386)	1,540,009

	TOTAL REPURCHASE AGREEMENT (Cost $1,540,009)	1,540,009

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.6%
3,383,285	State Street Navigator Securities Lending Prime Portfolio	3,383,285

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,383,285)	3,383,285

TOTAL LONG INVESTMENTS (Cost $83,389,116)	128.9%	$95,774,839

COMMON STOCKS SOLD SHORT* — (24.2)%

	Aerospace & Defense — (1.7)%
(3,300)	B/E Aerospace, Inc.[1]	(192,489)
(2,580)	Esterline Technologies Corp.[1]	(289,192)
(6,999)	KLX, Inc.[1]	(275,131)
(1,080)	Precision Castparts Corp.	(216,108)
(1,320)	TransDigm Group, Inc.	(271,300)

		(1,244,220)

	Banks — (0.9)%
(25,860)	Investors Bancorp, Inc.	(284,719)
(5,480)	PacWest Bancorp	(234,297)
(4,060)	Texas Capital Bancshares, Inc.[1]	(165,851)

		(684,867)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Beverages — (1.0)%
(960)	Boston Beer Co., Inc. (The) — Class A1	$(301,939)
(2,440)	Brown-Forman Corp. — Class B	(216,843)
(5,840)	Coca-Cola Co. (The)	(240,433)

		(759,215)

	Building Products — (0.6)%
(12,380)	NCI Building Systems, Inc.[1]	(191,023)
(7,460)	USG Corp.[1]	(227,157)

		(418,180)

	Chemicals — (0.6)%
(2,500)	Airgas, Inc.	(281,600)
(2,540)	EI du Pont de Nemours & Co.	(180,873)

		(462,473)

	Commercial Services & Supplies — (0.4)%
(5,760)	Clean Harbors, Inc.[1]	(272,563)

	Communications Equipment — (0.4)%
(4,920)	Viasat, Inc.[1]	(276,603)

	Construction Materials — (0.3)%
(2,000)	Martin Marietta Materials, Inc.	(215,480)

	Diversified Consumer Services — (0.7)%
(5,240)	Bright Horizons Family Solutions, Inc.[1]	(254,402)
(6,300)	Sotheby’s	(268,065)

		(522,467)

	Electric Utilities — (0.2)%
(3,200)	Cleco Corp.	(173,952)

	Electrical Equipment — (0.3)%
(5,720)	Franklin Electric Co., Inc.	(195,681)

	Food & Staples Retailing — (0.7)%
(3,160)	Casey’s General Stores, Inc.	(288,508)
(2,640)	Pricesmart, Inc.	(215,899)

		(504,407)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Food Products — (0.9)%
(9,200)	Darling Ingredients, Inc.[1]	$(156,216)
(5,280)	General Mills, Inc.	(277,094)
(2,400)	Hershey Co. (The)	(245,304)

		(678,614)

	Gas Utilities — (0.4)%
(7,340)	Questar Corp.	(190,473)
(2,127)	South Jersey Industries, Inc.	(123,898)

		(314,371)

	Health Care Equipment & Supplies — (0.2)%
(3,685)	Haemonetics Corp.[1]	(145,926)

	Health Care Providers & Services — (0.4)%
(11,200)	Capital Senior Living Corp.[1]	(267,344)

	Hotels, Restaurants & Leisure — (0.6)%
(2,600)	McDonald’s Corp.	(240,344)
(9,840)	Pinnacle Entertainment, Inc.[1]	(208,116)

		(448,460)

	Household Durables — (0.9)%
(7,900)	MDC Holdings, Inc.	(197,500)
(3,280)	Meritage Homes Corp.[1]	(119,425)
(8,600)	MI Homes, Inc.[1]	(177,504)
(4,360)	Ryland Group, Inc. (The)	(175,054)

		(669,483)

	Industrial Conglomerates — (0.7)%
(11,740)	General Electric Co.	(280,469)
(11,240)	Raven Industries, Inc.	(240,985)

		(521,454)

	Insurance — (1.5)%
(2,843)	Arthur J Gallagher & Co.	(126,315)
(4,640)	Cincinnati Financial Corp.	(234,366)
(3,180)	Erie Indemnity Co. — Class A	(275,579)
(5,700)	Loews Corp.	(218,082)
(33,440)	Meadowbrook Insurance Group, Inc.	(277,552)

		(1,131,894)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Internet & Catalog Retail — (0.4)%
(840)	Amazon.Com, Inc.[1]	$(297,805)

	Leisure Equipment & Products — (0.2)%
(2,880)	Pool Corp.	(179,165)

	Machinery — (0.5)%
(2,640)	RBC Bearings, Inc.	(153,225)
(3,480)	Tennant Co.	(226,931)

		(380,156)

	Media — (0.4)%
(9,940)	DreamWorks Animation SKG, Inc. — Class A1	(185,580)
(2,100)	Morningstar, Inc.	(139,839)

		(325,419)

	Metals & Mining — (0.8)%
(3,460)	Carpenter Technology Corp.	(131,272)
(10,720)	Newmont Mining Corp.	(269,608)
(15,380)	Stillwater Mining Co.[1]	(210,245)

		(611,125)

	Multi-Utilities — (0.7)%
(3,500)	Dominion Resources, Inc.	(269,115)
(2,500)	Sempra Energy	(279,800)

		(548,915)

	Oil, Gas & Consumable Fuels — (0.9)%
(3,280)	Cheniere Energy, Inc.[1]	(234,126)
(3,320)	Gulfport Energy Corp.[1]	(127,787)
(920)	Pioneer Natural Resources Co.	(138,487)
(3,260)	Williams Cos., Inc. (The)	(142,984)

		(643,384)

	Pharmaceuticals — (0.3)%
(1,640)	Perrigo Co. PLC	(248,854)

	Professional Services — (0.7)%
(4,580)	Advisory Board Co. (The)[1]	(214,711)
(3,860)	Corporate Executive Board Co. (The)	(264,487)

		(479,198)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Real Estate Investment Trusts — (2.4)%
(14,800)	American Homes 4 Rent — Class A	$(247,012)
(2,540)	American Tower Corp.	(246,253)
(23,160)	Ashford Hospitality Trust, Inc.	(243,643)
(1,580)	AvalonBay Communities, Inc.	(273,324)
(7,120)	Education Realty Trust, Inc.	(246,352)
(2,880)	Macerich Co. (The)	(247,709)
(14,620)	NorthStar Realty Finance Corp.	(276,464)

		(1,780,757)

	Real Estate Management & Development — (0.3)%
(5,720)	Alexander & Baldwin, Inc.	(218,847)

	Road & Rail — (0.7)%
(800)	Amerco, Inc.[1]	(228,888)
(7,120)	Celadon Group, Inc.	(169,670)
(1,820)	Genesee & Wyoming, Inc. — Class A1	(150,059)

		(548,617)

	Software — (0.2)%
(1,100)	Ultimate Software Group, Inc. (The)[1]	(162,811)

	Specialty Retail — (1.0)%
(7,020)	Aaron’s, Inc.	(222,253)
(3,280)	Lithia Motors, Inc. — Class A	(277,816)
(2,420)	Tiffany & Co.	(209,669)

		(709,738)

	Textiles, Apparel & Luxury Goods — (0.2)%
(2,440)	Oxford Industries, Inc.	(136,494)

	Thrifts & Mortgage Finance — (0.1)%
(11,860)	Ocwen Financial Corp.[1]	(72,583)

	Trading Companies & Distributors — (0.6)%
(4,420)	H&E Equipment Services, Inc.	(77,527)
(4,500)	TAL International Group, Inc.[1]	(182,925)
(780)	WW Grainger, Inc.	(183,955)

		(444,407)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Water and Sewer — (0.4)%
(9,860)	Aqua America, Inc.	$(266,713)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(18,844,928))	(17,962,642)

TOTAL SHORT INVESTMENTS (Proceeds $(18,844,928))	(24.2)%	$(17,962,642)

TOTAL INVESTMENTS (Cost $64,544,188)[4]	104.7%	$77,812,197
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.7)	(3,496,145)

NET ASSETS	100.0%	$74,316,052

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $2,304,121.
[4]	Aggregate cost for federal tax purposes was $64,768,152.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 3.0%
25,500	SPDR S&P 500 ETF Trust	$5,086,485
30,000	Vanguard S&P 500 ETF	5,489,700

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	10,576,185

	US Treasury Bills — 28.5%
100,000,000	U.S. Treasury Bill,
	0.030% due 4/2/15	99,998,800

	TOTAL US TREASURY BILLS (Cost $99,994,999)	99,998,800

Face
Amount

REPURCHASE AGREEMENT* — 70.0%
$245,371,387	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $245,371,591, due 2/2/15, (collateralized by FHLMC securities with a par value of $96,724,988, coupon rate of 3.500%, due 10/15/40 — 2/15/41, market value of $101,982,258 and by FNMA securities with a par value of $142,868,589, coupon rates of 3.000% — 3.236%, due 11/25/40 — 1/1/42, market value of $148,297,287)	245,371,387

	TOTAL REPURCHASE AGREEMENT (Cost $245,371,387)	245,371,387

TOTAL INVESTMENTS (Cost $352,232,229)[1]	101.5%	$355,946,372
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)	(5,153,395)

NET ASSETS[2]	100.0%	$350,792,977

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $352,232,229.
[2]	Cash in the amount of $1,806,559 is held as collateral to secure the open written put options contracts.
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
PUTS:
S&P 500 Index
expires February 2015 exercise price $1,975 Goldman Sachs	1,060	$(3,089,900)
S&P 500 Index
expires February 2015 exercise price $2,025 Goldman Sachs	620	(3,196,100)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(6,528,325))		$(6,286,000)

TOTAL WRITTEN OPTIONS (Premiums Received $(6,528,325))		$(6,286,000)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 53.9%

	Air Freight & Logistics — 1.1%
16,907	Deutsche Post AG, Sponsored ADR	$548,125
36,377	Royal Mail PLC, Sponsored ADR	476,175

		1,024,300

	Auto Components — 1.2%
13,522	Continental AG, Sponsored ADR	615,116
22,892	Denso Corp., ADR	502,479

		1,117,595

	Automobiles — 3.0%
14,896	Bayerische Motoren Werke AG, Sponsored ADR	576,624
6,737	Daimler AG, Sponsored ADR	607,475
17,005	Honda Motor Co., Ltd., Sponsored ADR	513,891
4,500	Toyota Motor Corp., Sponsored ADR	579,825
12,573	Volkswagen AG, Sponsored ADR	559,876

		2,837,691

	Banks — 7.0%
17,819	Australia & New Zealand Banking Group, Ltd., Sponsored ADR	455,275
46,550	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	396,606
59,887	Banco Santander SA, Sponsored ADR	400,644
36,319	Barclays PLC, Sponsored ADR	509,919
16,802	BNP Paribas SA, ADR	442,481
9,067	DBS Group Holdings, Ltd., Sponsored ADR	530,329
10,345	HSBC Holdings PLC, Sponsored ADR	472,973
36,910	ING Groep N.V., Sponsored ADR[1]	459,160
94,217	Mitsubishi UFJ Financial Group, Inc., ADR	499,350
34,279	National Australia Bank, Ltd., Sponsored ADR	473,393
41,308	Nordea Bank AB, Sponsored ADR	526,884
68,275	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	460,173
14,940	United Overseas Bank, Ltd., Sponsored ADR	509,305
17,209	Westpac Banking Corp., Sponsored ADR	460,341

		6,596,833

	Beverages — 1.2%
4,741	Anheuser-Busch InBev N.V., Sponsored ADR	578,734
67,998	Coca-Cola Amatil, Ltd., Sponsored ADR	509,305

		1,088,039

	Building Products — 0.7%
4,452	Daikin Industries, Ltd., ADR	622,701

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Capital Markets — 0.5%
70,926	Daiwa Securities Group, Inc., Sponsored ADR	$518,114

	Chemicals — 2.4%
21,693	Air Liquide SA, Sponsored ADR	545,362
32,889	Asahi Kasei Corp., ADR	647,584
5,988	BASF SE, Sponsored ADR	536,285
15,846	Givaudan SA, ADR	576,478

		2,305,709

	Communications Equipment — 1.1%
62,996	Nokia OYJ, Sponsored ADR	478,770
45,285	Telefonaktiebolaget LM Ericsson, Sponsored ADR	549,307

		1,028,077

	Construction & Engineering — 0.5%
37,614	Vinci SA, Sponsored ADR	491,991

	Diversified Financial Services — 0.6%
23,955	Hong Kong Exchanges and Clearing, Ltd., Sponsored ADR	548,570

	Diversified Telecommunication Services — 2.2%
33,605	Orange SA, Sponsored ADR	590,776
8,978	Swisscom AG, Sponsored ADR	527,996
35,181	Telefonica SA, Sponsored ADR	524,549
38,566	TeliaSonera AB, ADR	473,976

		2,117,297

	Electric Utilities — 0.5%
106,207	Enel SPA, ADR	472,621

	Electrical Equipment — 0.5%
21,353	Mitsubishi Electric Corp., Sponsored ADR	493,681

	Energy Equipment & Services — 0.8%
45,223	Subsea 7 SA, Sponsored ADR	382,134
13,278	Tenaris SA, ADR	374,971

		757,105

	Food & Staples Retailing — 0.5%
27,860	Seven & I Holdings Co., Ltd., ADR	507,888

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 2.9%
12,342	Aryzta AG, ADR[1]	$466,034
11,875	Associated British Foods PLC, Sponsored ADR	553,969
7,185	Nestle SA, Sponsored ADR	549,724
13,682	Unilever N.V.	593,388
13,087	Unilever PLC, Sponsored ADR	575,436

		2,738,551

	Health Care Equipment & Supplies — 0.9%
22,801	Smith & Nephew PLC, Sponsored ADR	816,276

	Household Durables — 0.6%
43,454	Sekisui House, Ltd., Sponsored ADR	558,384

	Industrial Conglomerates — 1.6%
20,676	Hutchison Whampoa, Ltd., Sponsored ADR	544,606
35,225	Keppel Corp., Ltd., Sponsored ADR	454,403
4,675	Siemens AG, Sponsored ADR	488,958

		1,487,967

	Insurance — 2.9%
33,243	Allianz SE, ADR	548,510
22,880	AXA SA, Sponsored ADR	538,366
27,029	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, ADR	541,121
21,885	Sampo OYJ, Sponsored ADR	529,179
17,289	Zurich Insurance Group AG, ADR[1]	572,439

		2,729,615

	IT Services — 0.6%
16,034	Cap Gemini SA, ADR	584,519

	Machinery — 1.2%
25,788	SKF AB, Sponsored ADR	606,405
45,592	Volvo AB, Sponsored ADR	533,882

		1,140,287

	Media — 0.5%
9,327	Sky PLC, ADR	520,447

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 1.8%
47,867	Anglo American PLC, ADR	$401,604
9,882	BHP Billiton PLC, ADR	431,744
8,779	BHP Billiton, Ltd., Sponsored ADR	406,731
10,720	Rio Tinto PLC, Sponsored ADR	473,074

		1,713,153

	Multi-line Retail — 0.6%
40,173	Marks & Spencer Group PLC, ADR	582,910

	Multi-Utilities — 1.0%
30,873	E.ON SE, Sponsored ADR	474,209
7,163	National Grid PLC, Sponsored ADR	503,846

		978,055

	Oil, Gas & Consumable Fuels — 2.7%
30,702	BG Group PLC, Sponsored ADR	417,701
12,124	BP PLC, Sponsored ADR	470,775
12,432	Eni SPA, Sponsored ADR	421,445
7,003	Royal Dutch Shell PLC, ADR	448,122
21,947	Statoil ASA, Sponsored ADR	368,709
8,813	Total SA, Sponsored ADR	453,958

		2,580,710

	Personal Products — 1.3%
13,818	Kao Corp., Sponsored ADR	605,919
16,804	L’Oreal SA, Sponsored ADR	602,424

		1,208,343

	Pharmaceuticals — 6.3%
34,603	Astellas Pharma, Inc., Sponsored ADR	531,848
7,325	AstraZeneca PLC, Sponsored ADR	520,368
3,819	Bayer AG, Sponsored ADR	547,950
35,031	Daiichi Sankyo Co., Ltd., Sponsored ADR	507,599
11,631	GlaxoSmithKline PLC, Sponsored ADR	511,764
5,718	Novartis AG, ADR	556,933
14,213	Roche Holding AG, Sponsored ADR	479,831
11,634	Sanofi, ADR	536,211
2,644	Shire PLC, ADR	579,724
24,463	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	613,532
9,631	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	547,619

		5,933,379

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Professional Services — 0.6%
15,754	Adecco SA, ADR[1]	$587,624

	Real Estate Investment Trusts — 0.6%
20,665	Unibail-Rodamco SE, Sponsored ADR	582,856

	Real Estate Management & Development — 1.2%
29,810	Cheung Kong Holdings, Ltd., ADR	567,582
29,178	Daiwa House Industry Co., Ltd., Sponsored ADR	537,167

		1,104,749

	Road & Rail — 0.5%
40,540	East Japan Railway Co., Sponsored ADR	520,939

	Specialty Retail — 0.6%
67,008	Hennes & Mauritz AB, Sponsored ADR	548,125

	Technology Hardware, Storage & Peripherals — 0.6%
17,520	Canon, Inc., Sponsored ADR	552,055

	Tobacco — 0.6%
4,709	British American Tobacco PLC, Sponsored ADR	530,469

	Wireless Telecommunication Services — 0.5%
15,007	SoftBank Corp., ADR	440,606

	TOTAL COMMON STOCKS (Cost $51,914,849)	50,968,231

EXCHANGE-TRADED FUNDS — 34.1%
38,600	iShares MSCI EAFE ETF	2,362,706
783,000	Vanguard MSCI EAFE ETF	29,871,450

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,798,401)	32,234,156

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 11.5%
$10,868,605	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $10,868,614, due 2/2/15, (collateralized by a FNMA security with a par value of $10,573,532, coupon rate of 3.038%, due 1/1/42, market value of $11,086,570)	$10,868,605

	TOTAL REPURCHASE AGREEMENT (Cost $10,868,605)	10,868,605

TOTAL INVESTMENTS (Cost $96,581,855)[2]	99.5%	$94,070,992
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	428,484

NET ASSETS[3]	100.0%	$94,499,476

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $96,644,262.
[3]	Cash in the amount of $997,325 is held as collateral to secure the open written put options contracts.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires February 2015 exercise price $63 Goldman Sachs	5,000	$(120,000)
iShares MSCI EAFE Index Fund
expires February 2015 exercise price $62 Goldman Sachs	6,000	(339,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(471,169))		$(459,000)

PUTS:
iShares MSCI EAFE Index Fund
expires February 2015 exercise price $60 Goldman Sachs	2,124	(116,820)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(254,386))		$(116,820)

TOTAL WRITTEN OPTIONS (Premiums Received $(725,555))		$(575,820)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.9%

	Japan — 23.3%
37,415	Asahi Kasei Corp., Unsponsored ADR	$736,701
30,666	Bank of Yokohama, Ltd. (The), Unsponsored ADR	658,399
7,338	Canon, Inc., Sponsored ADR	231,220
35,419	Daiwa House Industry Co., Ltd., Unsponsored ADR	652,064
22,356	FUJIFILM Holdings Corp., Unsponsored ADR	751,162
14,512	Japan Airlines Co., Ltd., Unsponsored ADR[1]	250,332
41,656	KDDI Corp., Unsponsored ADR	740,227
9,058	Kubota Corp., Sponsored ADR	671,787
101,377	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	537,298
18,965	MS&AD Insurance Group Holdings, Inc., Unsponsored ADR	230,235
8,850	Nitto Denko Corp., Unsponsored ADR	269,571
38,227	Nomura Holdings, Inc., Sponsored ADR	202,221
18,797	Panasonic Corp., Sponsored ADR	213,346
21,338	Rohm Co, Ltd., Unsponsored ADR	687,724
31,827	Secom Co, Ltd., Unsponsored ADR	459,264
51,401	Sekisui House, Ltd., Sponsored ADR	660,503
20,695	Tokio Marine Holdings, Inc., ADR	722,876
8,754	Toray Industries, Inc., Unsponsored ADR	749,692
5,365	Toyota Motor Corp., Sponsored ADR	691,280
25,849	Trend Micro, Inc., Sponsored ADR[1]	733,078

		10,848,980

	United Kingdom — 16.3%
33,079	Aberdeen Asset Management PLC, ADR	438,297
10,537	Ashtead Group PLC, Unsponsored ADR	700,711
3,093	British American Tobacco PLC, Sponsored ADR	348,426
15,179	Carnival PLC, ADR	676,376
15,868	GlaxoSmithKline PLC, Sponsored ADR	698,192
14,973	HSBC Holdings PLC, Sponsored ADR	684,566
7,582	Imperial Tobacco Group PLC, Sponsored ADR	708,310
41,601	Marks & Spencer Group PLC, ADR	603,631
7,782	National Grid PLC, Sponsored ADR	547,386
122,091	Petrofac, Ltd., Unsponsored ADR	643,420
18,217	Tate & Lyle PLC, Sponsored ADR	745,257
23,781	WM Morrison Supermarkets PLC, Unsponsored ADR	320,092
4,500	WPP PLC, Sponsored ADR	495,540

		7,610,204

	Germany — 10.7%
4,146	Bayer AG, Sponsored ADR	594,868
18,445	Bayerische Motoren Werke AG, Unsponsored ADR	714,006
35,970	Commerzbank AG, Sponsored ADR[1]	430,920
7,963	Daimler AG, Sponsored ADR	718,024

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

40,145	Deutsche Lufthansa AG, Sponsored ADR	$680,458
7,180	Deutsche Post AG, Sponsored ADR	232,775
27,714	Deutsche Telekom AG, Sponsored ADR	476,681
12,908	E.ON SE, Sponsored ADR	198,267
51,794	Fresenius SE & Co. KGaA, Sponsored ADR	741,690
11,030	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	220,821

		5,008,510

	France — 8.8%
103,586	Credit Agricole SA, Unsponsored ADR	611,157
120,896	Electricite de France SA, Unsponsored ADR	652,839
30,072	GDF Suez, Sponsored ADR	670,305
33,019	Orange SA, Sponsored ADR	580,474
45,306	Renault SA, Unsponsored ADR[1]	690,010
14,958	Technip SA, ADR	222,276
12,817	Total SA, Sponsored ADR	660,204

		4,087,265

	Switzerland — 8.0%
23,448	Actelion, Ltd., Unsponsored ADR[1]	669,206
6,175	Givaudan SA, Unsponsored ADR	224,647
7,304	Novartis AG, Sponsored ADR	711,410
12,650	Swisscom AG, Sponsored ADR	743,946
117,453	Wolseley PLC, ADR	676,529
21,091	Zurich Insurance Group AG, ADR[1]	698,323

		3,724,061

	Sweden — 7.6%
25,640	Assa Abloy AB, Unsponsored ADR	697,408
24,025	Atlas Copco AB, Sponsored ADR	710,900
31,483	Svenska Cellulosa AB SCA, Sponsored ADR	759,370
29,106	Svenska Handelsbanken AB, Unsponsored ADR	690,394
27,378	Swedbank AB, ADR	663,643

		3,521,715

	Hong Kong — 5.1%
20,511	AIA Group, Ltd., Sponsored ADR	472,163
10,274	BOC Hong Kong Holdings, Ltd., Sponsored ADR	719,899
20,533	Hong Kong Exchanges and Clearing, Ltd., Unsponsored ADR	470,206
53,337	Swire Pacific, Ltd., Sponsored ADR	711,782

		2,374,050

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 4.4%
120,397	Alumina, Ltd., Sponsored ADR[1]	$716,362
22,082	Cochlear, Ltd., Unsponsored ADR	706,403
77,137	QBE Insurance Group, Ltd., Sponsored ADR	637,923

		2,060,688

	Ireland — 2.9%
9,911	Ryanair Holdings PLC, Sponsored ADR[1]	653,928
3,249	Shire PLC, ADR	712,376

		1,366,304

	Netherlands — 2.7%
25,257	Fiat Chrysler Automobiles N.V.[1]	333,645
55,148	STMicroelectronics N.V.	457,728
10,656	Unilever N.V. Unsponsored ADR	462,151

		1,253,524

	Belgium — 1.8%
6,258	Ageas, Sponsored ADR	215,025
29,782	Delhaize Group SA, Sponsored ADR	616,189

		831,214

	Luxembourg — 1.5%
20,458	ArcelorMittal	197,215
59,656	Subsea 7 SA, Sponsored ADR	504,093

		701,308

	Israel — 1.4%
11,502	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	654,004

	Singapore — 1.1%
7,687	Singapore Telecommunications, Ltd., ADR	231,302
12,561	Wilmar International, Ltd., Unsponsored ADR	300,459

		531,761

	Norway — 1.0%
78,640	Norsk Hydro ASA, Sponsored ADR	464,762

	Italy — 0.9%
12,558	ENI SPA, Sponsored ADR	425,716

	Spain — 0.5%
15,307	Telefonica SA, Sponsored ADR	228,227

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	New Zealand — 0.5%
19,064	Spark New Zealand, Ltd., Sponsored ADR	$226,671

	Denmark — 0.4%
14,225	Carlsberg AS, Sponsored ADR	209,677

	TOTAL COMMON STOCKS (Cost $46,045,037)	46,128,641

Face
Amount

REPURCHASE AGREEMENT* — 4.2%
$1,965,378	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $1,965,380, due 2/2/15, (collateralized by a FHLMC security with a par value of $1,902,822, coupon rate of 3.500%, due 10/15/40, market value of $2,005,388)	1,965,378

	TOTAL REPURCHASE AGREEMENT (Cost $1,965,378)	1,965,378

TOTAL INVESTMENTS (Cost $48,010,415)[2]	103.1%	$48,094,019
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.1)	(1,451,213)

NET ASSETS	100.0%	$46,642,806

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $49,133,447.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.5%

	Japan — 23.0%
26,000	Asahi Kasei Corp.	$256,777
4,400	Brother Industries, Ltd.	75,354
9,900	Daiwa House Industry Co., Ltd.	182,314
16,000	Daiwa Securities Group, Inc.	116,252
3,500	Electric Power Development Co, Ltd.[1]	127,502
48,000	Fujitsu, Ltd.	253,655
38,000	Hitachi, Ltd.	286,979
7,400	Honda Motor Co., Ltd.	223,293
6,600	JFE Holdings, Inc.[1]	145,381
1,600	KDDI Corp.	112,942
27,600	Marubeni Corp.	152,345
9,200	Mitsubishi Corp.	160,496
35,800	Mitsubishi UFJ Financial Group, Inc.	190,251
5,200	MS&AD Insurance Group Holdings	126,434
6,000	Nissin Kogyo Co, Ltd.	91,852
10,700	Nomura Real Estate Holdings, Inc.	180,046
18,100	Ricoh Co., Ltd.	176,572
5,500	Sompo Japan Nipponkoa Holdings, Inc.	152,609
2,200	Sumisho Computer Systems Corp.	54,782
1,400	Sumitomo Mitsui Financial Group, Inc.	46,980
66,000	Toshiba Corp.[1]	263,906
5,800	Toyo Tire & Rubber Co, Ltd.	130,637
5,600	Toyota Motor Corp.	361,037

		3,868,396

	Germany — 16.8%
2,120	Allianz AG	349,570
2,891	BASF SE	258,564
2,099	Bayer AG	302,322
2,737	Daimler AG	247,876
5,046	Deutsche Telekom AG Reg.	86,983
5,538	DMG MORI SEIKI AG	181,400
1,301	Hannover Rueck SE	116,605
3,138	KION Group AG	121,554
6,798	Metro AG2	209,184
3,529	Rheinmetall AG1	152,712
2,554	Siemens AG Reg.	269,796
5,302	Stada Arzneimittel AG	164,395
1,032	Volkswagen AG	229,131
2,966	Wincor Nixdorf AG	135,924

		2,826,016

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	United Kingdom — 14.5%
40,720	Barclays PLC	$143,010
18,020	BG Group PLC	240,349
13,659	BHP Billiton PLC	296,681
39,683	BP Amoco PLC	254,925
16,932	Britvic PLC	179,187
13,421	BT Group PLC	84,477
45,952	HSBC Holdings PLC	420,424
41,215	ITV PLC	136,402
55,044	Premier Oil PLC	119,340
7,078	Rio Tinto PLC	311,028
13,842	Smith & Nephew PLC	246,843

		2,432,666

	France — 9.4%
10,840	AXA SA	253,569
3,124	BNP Paribas	164,027
2,170	Casino Guichard Perrachon	196,868
5,140	Cie de Saint-Gobain	218,967
9,595	GDF Suez	212,801
4,668	Orange SA	82,124
3,370	Societe Generale	135,327
6,316	Total SA	324,204

		1,587,887

	Netherlands — 5.2%
10,709	Delta Lloyd N.V.	202,333
17,835	ING Groep N.V., ADR[2]	221,732
2,333	Koninklijke DSM N.V.	123,744
13,627	Reed Elsevier N.V.	333,160

		880,969

	Switzerland — 4.6%
3,348	Novartis AG	326,272
918	Roche Holding AG	247,417
611	Zurich Financial Services AG2	202,594

		776,283

	Hong Kong — 4.1%
41,000	Kerry Properties, Ltd.	145,667
30,000	Luk Fook Holdings International, Ltd.	111,907
146,000	SJM Holdings, Ltd.	213,225
16,500	Standard Chartered PLC[1]	221,711

		692,510

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	South Korea — 3.4%
4,498	Hankook Tire Co, Ltd.	$216,292
3,587	KB Financial Group, Inc.	120,499
196	Samsung Electronics Co., Ltd	243,314

		580,105

	China — 2.5%
318,000	Agricultural Bank of China, Ltd.	155,692
81,000	China Railway Construction Corp, Ltd. — Class H	92,634
132,000	CNOOC, Ltd.	175,490

		423,816

	Australia — 2.1%
18,176	Downer EDI, Ltd.	59,016
6,026	National Australia Bank, Ltd.	166,188
27,961	Toll Holdings, Ltd.[1]	133,710

		358,914

	Italy — 1.6%
58,765	Enel SPA	265,521

	Israel — 1.5%
4,377	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	248,876

	Singapore — 1.4%
16,000	DBS Group Holdings, Ltd.	233,274

	Denmark — 1.3%
8,412	Danske Bank AS	217,722

	Canada — 1.3%
7,200	Suncor Energy, Inc.	214,748

	Norway — 1.0%
8,164	Telenor ASA	175,385

	Sweden — 1.0%
26,114	TeliaSonera AB	160,908

	Thailand — 1.0%
92,800	PTT Global Chemical PCL — Class F	160,196

	Belgium — 0.9%
1,789	Delhaize Group SA	148,820

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Ireland — 0.8%
32,452	C&C Group PLC	$126,492

	Indonesia — 0.6%
173,400	Indofood Sukses Makmur Tbk PT	103,072

	Finland — 0.5%
2,273	Kesko OYJ	83,061

	TOTAL COMMON STOCKS (Cost $15,510,154)	16,565,637

PREFERRED STOCKS — 0.6%

	Brazil — 0.6%
15,290	Vale SA, ADR, 12.28%	95,716

	TOTAL PREFERRED STOCKS (Cost $186,919)	95,716

Face
Amount

REPURCHASE AGREEMENTS* — 1.2%
$199,571	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $199,571, due 2/2/15, (collateralized by a FHLMC security with a par value of $195,252, coupon rate of 3.500%, due 10/15/40, market value of $205,777)	199,571

	TOTAL REPURCHASE AGREEMENTS (Cost $199,571)	199,571

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.0%
845,696	State Street Navigator Securities Lending Prime Portfolio	845,696

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $845,696)	845,696

TOTAL INVESTMENTS (Cost $16,742,340)[3]	105.3%	$17,706,620
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.3)	(890,651)

NET ASSETS	100.0%	$16,815,969

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $17,890,494.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.7%

	Japan — 29.7%
100	Accordia Golf Co, Ltd.	$1,018
122,000	Achilles Corp.	156,644
13,700	ASKA Pharmaceutical Co, Ltd.	146,335
92,000	Bank of Saga, Ltd. (The)	210,019
75,000	Central Glass Co, Ltd.	314,959
9,600	Cleanup Corp.	71,041
900	Cocokara fine, Inc.	22,300
11,500	Corona Corp.	114,034
44,000	Daiichi Jitsugyo Co, Ltd.	227,248
7,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	38,112
31,700	DCM Holdings Co, Ltd.	211,500
300	Dunlop Sports Co, Ltd.	3,323
29,800	EDION Corp.	221,000
97,000	Eighteenth Bank, Ltd. (The)	280,379
7,100	Elematec Corp.	155,992
400	Fukuda Denshi Co, Ltd.	19,860
19,500	Funai Electric Co., Ltd.	234,853
67,000	Fuso Pharmaceutical Industries, Ltd.	172,013
4,600	Geo Corp.	45,009
16,000	Gunze, Ltd.	41,445
12,700	Hakuto Co, Ltd.	131,315
15,800	Heiwa Real Estate Co, Ltd.	224,843
299	Heiwa Real Estate, Inc. REIT	248,708
97,000	Higashi-Nippon Bank, Ltd. (The)	272,931
317	Ichigo Real Estate Investment Corp. REIT	248,584
21,000	Inabata & Co, Ltd.	191,380
2,700	Itochu-Shokuhin Co, Ltd.	92,084
67,000	J-Oil Mills, Inc.	239,614
2,800	Japan Digital Laboratory Co, Ltd.	38,725
60,000	Japan Pulp & Paper Co, Ltd.	169,064
117	Japan Rental Housing Investments, Inc. REIT	93,005
7,500	Japan Vilene Co, Ltd.	38,142
500	Joshin Denki Co, Ltd.	4,209
1,200	Kato Sangyo Co, Ltd.	22,002
85,000	Kawasaki Kisen Kaisha, Ltd.	243,310
4,400	Keiyo Co, Ltd.	20,894
61	Kenedix Residential Investment Corp. REIT	176,744
7,500	Koatsu Gas Kogyo Co, Ltd.	38,233
18,500	Kohnan Shoji Co, Ltd.	209,137
10,800	Konoike Transport Co, Ltd.	221,873
126,000	Kurabo Industries, Ltd.	211,302
48,600	Kyodo Printing Co, Ltd.	162,889
200	Mars Engineering Corp.	3,538
6,000	Marudai Food Co, Ltd.	21,489

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

106	MID, Inc. REIT	$271,127
95,000	Mie Bank, Ltd. (The)	210,536
15,500	Mirait Holdings Corp.	179,701
13,400	Mitsui Home Co, Ltd.	56,396
51,000	Morinaga Milk Industry Co, Ltd.	220,480
20,600	Nagase & Co, Ltd.	256,093
109,000	Nippon Beet Sugar Manufacturing Co, Ltd.	189,607
14,500	Nippon Flour Mills Co, Ltd.	68,771
150,900	Nippon Light Metal Holdings Co, Ltd.	225,600
67,000	Nippon Steel & Sumikin Bussan Corp.	244,780
5,200	Nipro Corp.	45,544
27,000	Nisshin Oillio Group, Ltd. (The)	98,202
63,000	Nissin Corp.	156,907
4	Nomura Real Estate Residential Fund, Inc. REIT	23,196
45,000	Noritake Co, Ltd.	112,917
12,900	Otsuka Kagu, Ltd.	112,539
16,700	Paltac Corp.	210,207
20,200	Paris Miki Holdings, Inc.	81,951
30	Premier Investment Corp.	160,588
5,000	Rengo Co, Ltd.	21,008
11,900	Ryosan Co, Ltd.	252,602
22,500	Ryoyo Electro Corp.	234,140
73,000	Sakai Chemical Industry Co, Ltd.	259,778
20,400	Sanoh Industrial Co, Ltd.	128,380
18,600	Sanshin Electronics Co, Ltd.	126,835
48,000	Sanyo Shokai, Ltd.	113,095
3,100	Seiko Epson Corp.	125,900
78,000	Sekisui Plastics Co, Ltd.	302,487
10,800	Shinko Shoji Co, Ltd.	111,797
59,000	Showa Sangyo Co, Ltd.	243,027
180,900	Sojitz Corp.	233,832
17,000	Taihei Dengyo Kaisha, Ltd.	129,959
8,000	Taiho Kogyo Co, Ltd.	88,956
51,000	Takiron Co, Ltd.	226,303
22,000	Tokyo Energy & Systems, Inc.	157,360
30,900	TOMONY Holdings, Inc.	133,404
5	Top REIT, Inc.	21,453
86,000	Topy Industries, Ltd.	193,686
4,000	Tosei Corp.	24,423
15,300	Toyo Tire & Rubber Co, Ltd.	344,611
12,000	Uchida Yoko Co, Ltd.	37,420
29,500	Vital KSK Holdings, Inc.	226,615
44,000	Yurtec Corp.	297,434

		12,970,746

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	United Kingdom — 21.8%
1,150	Acacia Mining PLC	$4,883
9,700	Advanced Medical Solutions Group PLC	19,249
46,126	Amlin PLC	337,979
463	Anglo Pacific Group PLC	593
21,987	Avocet Mining PLC[1]	2,268
55,999	Barratt Developments PLC	385,468
378	Beazley PLC	1,638
12,358	Bellway PLC	338,307
9,416	Berkeley Group Holdings PLC	343,220
1,643	Bovis Homes Group PLC	20,510
336,030	Cable & Wireless Communications PLC	252,289
61,830	Cape PLC	194,284
55,014	Carillion PLC	282,567
38,919	Catlin Group, Ltd.	408,184
39,458	Chesnara PLC	208,754
3,049	Close Brothers Group PLC	69,575
24,046	Computacenter PLC	233,738
48,649	Costain Group PLC	210,849
246,901	Debenhams PLC	278,559
2,479	Drax Group PLC	13,451
126,840	Evraz PLC	324,602
6,446	Fenner PLC	17,900
116,825	Ferrexpo PLC	88,099
96,768	FirstGroup PLC[1]	144,420
13,361	Galliford Try PLC	264,571
262	Grafton Group PLC	2,637
8,646	Greene King PLC	109,240
26,221	Greggs PLC	323,865
26,892	GVC Holdings PLC	185,309
166,718	Hansteen Holdings PLC REIT	283,253
223,905	Highland Gold Mining, Ltd.	134,940
10,179	Hikma Pharmaceuticals PLC	360,685
54,899	Home Retail Group PLC	158,574
33,595	Hunting PLC	199,999
23,473	Inchcape PLC	245,197
13,942	Interserve PLC	111,985
51,842	Laird PLC	248,530
28,199	Lancashire Holdings, Ltd.	259,300
36,958	Lookers PLC	83,082
161,334	Man Group PLC	434,334
12,738	Morgan Sindall Group PLC	127,825
69,833	National Express Group PLC	267,867
9,568	Pennon Group PLC	127,897
4,723	Persimmon PLC[1]	113,064

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

19,079	Playtech, Ltd.	$194,189
3,469	Plus500, Ltd.	29,615
64,191	Premier Oil PLC	139,172
46,100	RPS Group PLC	126,651
74,090	Safestore Holdings PLC REIT	301,265
4,309	Savills PLC	47,287
1,948	St Ives PLC	5,245
2,189	Synergy Health PLC	71,382
42,005	TT electronics PLC	69,733
10,126	Vedanta Resources PLC	56,584
97,177	Xchanging PLC	228,990

		9,493,653

	Australia — 5.8%
98,572	Abacus Property Group REIT	233,274
305,023	Arrium, Ltd.	48,137
15,511	Bank of Queensland, Ltd.	150,253
256,064	Beach Energy, Ltd.	190,636
6,377	Charter Hall Retail REIT	21,692
36,919	CSR, Ltd.	114,041
39,593	Downer EDI, Ltd.	128,555
16,411	Echo Entertainment Group, Ltd.	51,277
347,645	Fairfax Media, Ltd.	241,831
702,974	Grange Resources, Ltd.	54,571
131,188	IMF Bentham, Ltd.	219,017
7,290	Investa Office Fund	21,802
1,443	IOOF Holdings, Ltd.	10,530
316,511	MACA, Ltd.	202,051
1,456	Matrix Composites & Engineering, Ltd.[1]	667
13,621	Mount Gibson Iron, Ltd.	2,243
242,052	NRW Holdings, Ltd.	53,325
50,503	OZ Minerals, Ltd.	150,856
37,192	Primary Health Care, Ltd.	133,204
688	Programmed Maintenance Services, Ltd.	1,159
227,695	Seven West Media, Ltd.	230,793
2,285	Sigma Pharmaceuticals, Ltd.	1,418
39,135	Spark Infrastructure Group	64,804
253,596	STW Communications Group, Ltd.	180,367
6,731	Tassal Group, Ltd.	19,659
31,242	UXC, Ltd.	18,057

		2,544,219

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Germany — 5.3%
6,209	Aareal Bank AG	$235,111
1,745	Aurubis AG	94,602
558	Bilfinger Berger SE	29,152
223	Cewe Stiftung & Co. KGAA	13,072
8,011	Deutsche Beteiligungs AG	248,676
562	DMG MORI SEIKI AG	18,408
292	DO Deutsche Office AG1	1,175
1,192	Draegerwerk AG & Co. KGaA	95,424
4,181	Freenet AG	124,491
67	Gerresheimer AG	3,653
73	Kloeckner & Co. SE1	752
241	MLP AG	956
15,135	SAF-Holland SA	223,506
5,481	Sixt AG	212,379
3,381	Software AG	89,485
7,948	Stada Arzneimittel AG	246,437
5,847	TUI AG	102,819
12,265	VTG AG	294,419
12,886	Wacker Neuson SE	261,000

		2,295,517

	Sweden — 4.5%
12,277	B&B Tools AB	210,029
8,752	Bilia AB	265,433
16,685	Billerud AB	253,269
1,229	Bure Equity AB	5,753
1,900	Duni AB	28,089
3,962	Holmen AB	142,953
202,415	Klovern AB	210,963
141,078	Klovern AB1	140,665
1,238	L E Lundbergforetagen AB — B Shares	54,152
23,967	Meda AB	337,553
4,000	New Wave Group AB	21,166
1,445	Nolato AB	34,674
32,431	Peab AB	233,250
1,986	SSAB AB — A Shares[1]	9,650

		1,947,599

	France — 4.4%
5,774	Acanthe Developpement SA REIT	2,349
8,997	APERAM SA1	233,558
2,894	Bourbon SA	59,992
4,727	Cegid Group	170,287
1,228	Credit Agricole Nord de France	23,854

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)

11,159	GL Events	$208,186
5,489	Guerbet	204,065
1,812	Ipsen SA	92,221
2,372	IPSOS	61,805
11,571	Jacquet Metal Service	201,824
6,689	Korian-Medica	253,136
66,547	MPI	226,803
32	Nexans SA1	1,008
2,127	Rallye SA	79,755
170	Saft Groupe SA	5,423
1,081	Seche Environnement SA	25,530
800	Trigano SA	23,857
251	Valeo SA	35,391

		1,909,044

	Switzerland — 3.9%
2,942	Ascom Holding AG	45,313
7,162	BKW SA	214,501
386	Galenica AG	310,178
545	Helvetia Holding AG	278,000
372	Implenia AG1	20,347
6,662	Kudelski SA	76,311
21,912	Logitech International SA	322,199
110	Mobimo Holding AG1	25,406
357	Siegfried Holding AG1	59,565
492	Straumann Holding AG	111,133
839	Valora Holding AG1	202,995
15	Vetropack Holding AG	21,771

		1,687,719

	Italy — 2.9%
173,873	A2A SPA	165,718
5,393	ACEA SPA	60,625
41,755	Ascopiave SPA	89,788
5,415	ASTM SPA	67,960
1,259	Brembo SPA	44,369
2,167	Credito Emiliano SPA	16,861
2,800	Danieli & C Officine Meccaniche SPA	45,917
216	Delclima[1]	477
21,630	ERG SPA	257,862
12,815	GTECH SPA	251,876
700	Italmobiliare SPA	12,727

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Italy — (Continued)

8,572	Societa Iniziative Autostradali e Servizi SPA	$85,704
7,107	Tamburi Investment Partners SPA	22,904
27,158	Unipol Gruppo Finanziario SPA	136,964

		1,259,752

	Norway — 2.5%
6,629	Aker ASA	141,586
20,167	Atea ASA	223,834
4,303	Austevoll Seafood ASA	25,130
9,225	Borregaard ASA	65,075
32,887	BW Offshore, Ltd.	31,626
14,188	Salmar ASA	219,035
13,664	Selvaag Bolig ASA	36,964
44,624	Sparebank 1 Nord Norge	216,596
13,418	SpareBank 1 SMN	95,100
7,573	Wilh Wilhelmsen ASA	42,302

		1,097,248

	Singapore — 2.4%
425	AIMS AMP Capital Industrial REIT	462
143,000	Asian Pay Television Trust	96,193
221,000	Chip Eng Seng Corp, Ltd.	148,142
2,000	Ho Bee Land, Ltd.	3,060
284,000	Hong Fok Corp, Ltd.	190,580
60,000	Hong Leong Asia, Ltd.	63,889
616,000	K1 Ventures, Ltd.	85,151
44,000	Mapletree Industrial Trust REIT	49,693
2,000	Metro Holdings, Ltd.	1,442
43,000	QAF, Ltd.	31,861
318,000	Raffles Education Corp, Ltd.	77,643
142,100	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	96,113
278,000	Soilbuild Business Space REIT	160,290
25,700	United Engineers, Ltd.	57,650
2,000	Wheelock Properties Singapore, Ltd.	2,773

		1,064,942

	Hong Kong — 2.3%
884,000	Century City International Holdings, Ltd.	68,418
3,470,000	CSI Properties, Ltd.	133,743
120,500	Dickson Concepts International, Ltd.	56,639
109,100	Emperor International Holdings	24,724
6,000	Haitong International Securities Group, Ltd.	3,780

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hong Kong — (Continued)

772,000	Hsin Chong Construction Group, Ltd.	$87,633
304,000	IT, Ltd.	78,036
21,000	Luk Fook Holdings International, Ltd.	78,335
910,500	Pacific Andes International Holdings, Ltd.	31,124
92,000	Paliburg Holdings, Ltd.	30,737
78,000	Regal Hotels International Holdings, Ltd.	48,461
576,000	Regal Real Estate Investment Trust REIT	162,556
637,600	VST Holdings, Ltd.	203,856
44,000	Win Hanverky Holdings, Ltd.	5,279

		1,013,321

	Spain — 2.2%
50,321	Abengoa SA — B Shares	148,677
1,444	Acerinox SA	21,498
6,222	Bolsas y Mercados Espanoles SA	255,774
17,663	Cie Automotive SA	254,263
3,742	Ebro Foods SA	63,672
113	Indra Sistemas SA	1,154
47,337	Papeles y Cartones de Europa SA	227,538

		972,576

	Finland — 1.8%
10,953	Atria OYJ	95,797
310	Caverion Corp.	2,897
45,879	Citycon OYJ	155,554
9,355	Cramo OYJ	144,265
13,000	HKScan OYJ	56,703
4,398	Kesko OYJ	160,713
26,791	Sanoma OYJ	168,777
310	YIT OYJ	1,806

		786,512

	Netherlands — 1.6%
13,258	Accell Group	202,251
14,394	BE Semiconductor Industries N.V.	292,144
833	Mota-Engil Africa N.V.[1]	5,808
41,260	NSI N.V. REIT	184,699
2	Royal Imtech N.V.[1]	9

		684,911

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Denmark — 1.4%
2,769	Dfds AS	$266,977
1,375	NKT Holding AS	70,630
1,236	PER Aarsleff AS — Class B	277,837

		615,444

	Austria — 1.3%
226	ams AG	8,846
22,059	Austria Technologie & Systemtechnik AG	286,058
3,062	EVN AG	33,825
31,455	S IMMO AG1	243,477
35	Strabag SE	777

		572,983

	Belgium — 1.2%
7,115	bpost SA	187,224
333	Elia System Operator SA	14,625
1,597	Gimv N.V.	72,275
7,688	N.V. Bekaert SA	232,030
6,831	Recticel SA	39,490
21	Tessenderlo Chemie N.V.[1]	543

		546,187

	Israel — 1.2%
3,439	Africa Israel Properties, Ltd.	42,824
952	Amot Investments, Ltd.	2,823
8,496	B Communications, Ltd.[1]	119,937
9,473	Clal Insurance Enterprises Holdings, Ltd.[1]	136,933
24,585	Discount Investment Corp., Ltd.	39,196
501	Energix-Renewable Energies, Ltd.[1]	227
7,714	Harel Insurance Investments & Financial Services, Ltd.	34,334
25,045	Jerusalem Economy, Ltd.	86,614
10,214	Phoenix Holdings, Ltd. (The)	28,819
515	Plasson Industries, Ltd.	17,219

		508,926

	New Zealand — 1.1%
76,324	Air New Zealand, Ltd.	144,396
75,218	Chorus, Ltd.[1]	145,021
219	Mighty River Power, Ltd.	535
219,622	New Zealand Oil & Gas, Ltd.	102,459
22,620	Sky Network Television, Ltd.	99,460

		491,871

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Ireland — 0.8%
61,499	Aer Lingus Group PLC	$148,503
184	C&C Group PLC	717
361	DCC PLC	19,128
3,775	Smurfit Kappa Group PLC	92,809
59,452	Total Produce PLC	69,196

		330,353

	Portugal — 0.6%
5,310	Portugal Telecom SGPS SA	3,701
17,688	REN — Redes Energeticas Nacionais SGPS SA	50,160
175,289	Sonae SGPS SA	229,490

		283,351

	TOTAL COMMON STOCKS (Cost $43,433,552)	43,076,874

PREFERRED STOCKS — 0.6%

	Germany — 0.1%
267	Draegerwerk AG & Co. KGaA, 0.90%	26,884
37	Jungheinrich AG, 1.55%	2,242
1,057	Villeroy & Boch AG, 3.27%	14,844

		43,970

	Italy — 0.5%
42,803	Unipol Gruppo Finanziario SPA, 3.99%	218,634

	TOTAL PREFERRED STOCKS (Cost $224,927)	262,604

MUTUAL FUND — 0.5%

	United Kingdom — 0.5%
242,007	Schroder Real Estate Investment Trust, Ltd.	218,707

	TOTAL MUTUAL FUND (Cost $227,352)	218,707

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 0.2%
$76,786	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $76,786, due 2/2/15, (collateralized by a FNMA security with a par value of $75,612, coupon rate of 3.038%, due 1/1/42, market value of $79,280)	$76,786

	TOTAL REPURCHASE AGREEMENTS (Cost $76,786)	76,786

TOTAL INVESTMENTS (Cost $43,962,617)[2]	100.0%	$43,634,971
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(3,119)

NET ASSETS	100.0%	$43,631,852

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $44,061,678.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.3%

	China — 16.3%
12,000	Agile Property Holdings, Ltd.	$7,279
147,000	Agricultural Bank of China, Ltd.	71,971
12,000	Anhui Expressway Co.	8,695
111,000	Bank of China, Ltd.	61,824
22,000	Beijing Capital Land, Ltd.	10,160
24,000	Beijing North Star Co, Ltd. — Class H	7,565
28,000	Central China Real Estate, Ltd.	6,988
2,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
108,000	China Citic Bank Corp, Ltd.	80,003
206,000	China Construction Bank Corp.	165,164
69,500	China Hongqiao Group, Ltd.	44,317
68,000	China Lumena New Materials Corp.[1,2,3]	12,372
13,500	China Merchants Bank Co, Ltd.	30,167
6,500	China Mobile, Ltd.	84,873
2,000	China Oilfield Services, Ltd. — Class H	3,300
2,000	China Oriental Group Co., Ltd.[1,2,3]	332
25,500	China Shenhua Energy Co., Ltd. — Class H	69,998
16,000	China Telecom Corp., Ltd. — Class H	9,462
112,000	Chongqing Machinery & Electric Co, Ltd.	17,254
33,000	Chongqing Rural Commercial Bank Co., Ltd.	20,242
18,000	CNOOC, Ltd.	23,930
39,000	Country Garden Holdings Co.	15,540
59,000	Evergrande Real Estate Group, Ltd.	24,413
18,000	Huadian Power International Corp, Ltd. — Class H	16,280
22,000	Huaneng Power International, Inc.	30,625
107,000	Industrial & Commercial Bank of China	76,441
19,000	Kaisa Group Holdings, Ltd.[2]	4,093
5,500	Kingboard Chemical Holdings, Ltd.	8,881
29,000	Nam Cheong, Ltd.	6,707
30,000	Peak Sport Products Co, Ltd.	8,196
46,000	Qingling Motors Co, Ltd.	15,428
28,000	Shenzhen Expressway Co, Ltd.	21,807
4,000	Shimao Property Holdings, Ltd.	8,416
52,000	Sichuan Expressway Co, Ltd.	22,074
17,000	Sunac China Holdings, Ltd.[2]	15,164
7,500	Weiqiao Textile Co.	4,104
24,000	Xinhua Winshare Publishing and Media Co, Ltd.	21,672
146,000	Yuanda China Holdings, Ltd.	8,472
21,000	Yuzhou Properties Co.	5,062

		1,049,271

	South Korea — 15.9%
736	Aju Capital Co., Ltd.	3,960
4,052	BS Financial Group, Inc.	51,218

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

42	Chosun Refractories Co., Ltd.	$4,181
42	Dae Han Flour Mills Co., Ltd.	6,360
594	Daishin Securities Co, Ltd.	4,965
1,135	DGB Financial Group, Inc.	10,885
128	Dongbu Insurance Co, Ltd.	6,175
158	Dongsuh Co., Inc.	3,341
668	DY Corp.	4,061
358	DY POWER Corp.[1]	3,552
136	Golfzon Co., Ltd.	3,096
16	Halla Holdings Corp.	921
21	Hanil Cement Co, Ltd.	3,162
152	Hankook Tire Co, Ltd.	7,309
108	Hanmi Semiconductor Co., Ltd.	1,699
182	Hansol Holdings Co., Ltd.	1,313
111	Hansol Paper Co., Ltd.[1]	1,984
2,906	Hitejinro Holdings Co., Ltd.	30,605
472	Huvis Corp.	4,923
2,220	Hynix Semiconductor, Inc.	95,894
42	Hyundai Hysco Co, Ltd.	2,939
130	Hyundai Mobis Co., Ltd.	29,389
38	Ilshin Spinning Co., Ltd.	5,838
3,101	Industrial Bank of Korea	36,428
236	KB Financial Group, Inc.	7,928
1,386	Kia Motors Corp.	57,924
206	KISWIRE, Ltd.	7,610
185	Kolon Corp.	3,820
671	Korea Electric Power Corp.	26,235
41	Korea Petrochemical Ind Co, Ltd.	3,061
760	Korean Reinsurance Co.	7,068
580	KT&G Corp.	42,339
180	Kukdo Chemical Co., Ltd.	7,655
118	Kunsul Chemical Industrial Co., Ltd.	5,885
25	KyungDong City Gas Co, Ltd.	2,256
321	LF Corp.	9,198
2,002	LG Display Co, Ltd., ADR	65,782
117	LIG Insurance Co, Ltd.	2,452
18	Mando Corp.[1]	2,713
72	MegaStudy Co., Ltd.	3,924
4,566	Meritz Securities Co, Ltd.	15,984
80	Mirae Asset Securities Co., Ltd.	3,367
301	Nong Shim Holdings Co, Ltd.	29,567
290	Poongsan Corp.	5,996
34	POSCO Chemtech Co, Ltd.	4,213
462	Pyeong Hwa Automotive Co, Ltd.	7,123

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

170	S&T Holdings Co., Ltd.	$3,052
116	S&T Motiv Co, Ltd.	4,683
28	Samchully Co, Ltd.	3,520
187	Samsung Electronics Co., Ltd	232,142
122	Samyang Corp.	7,577
54	Samyang Holdings Corp.	4,644
157	SeAH Besteel Corp.	4,566
53	SeAH Holdings Corp.	7,100
436	Seoyeon Co., Ltd	5,570
114	Shinyoung Securities Co., Ltd.	5,858
47	SK Gas, Ltd.	3,692
97	SK Holdings Co., Ltd.	15,123
1,600	SK Telecom Co., Ltd., ADR	46,000
273	SL Corp.	4,405
518	Sunchang Corp.	3,873
766	Sungwoo Hitech Co, Ltd.	8,449
1,990	Woori Bank[1]	16,013

		1,022,565

	Taiwan — 13.2%
14,000	Ability Enterprise Co, Ltd.	8,330
56,000	Advanced Semiconductor Engineering, Inc.	70,320
15,000	AmTRAN Technology Co, Ltd.	8,496
1,000	Asustek Computer, Inc.	10,452
32,000	AU Optronics Corp.	17,398
18,000	Capital Securities Corp.	5,870
2,000	Catcher Technology Co, Ltd.	17,489
15,000	Cathay Real Estate Development Co, Ltd.	7,975
18,000	Central Reinsurance Co., Ltd.	9,438
27,200	Cheng Loong Corp.	11,032
13,000	Chia Hsin Cement Corp.	5,722
355	Chimei Materials Technology Corp.	359
44,000	China Bills Finance Corp.	15,847
5,000	China Synthetic Rubber Corp.	5,093
24,350	Continental Holdings Corp.	8,809
3,500	Coretronic Corp.[1]	4,939
60,799	CTBC Financial Holding Company, Ltd.	38,568
5,779	Elitegroup Computer Systems Co, Ltd.	4,985
4,000	Farglory Land Development Co, Ltd.	4,672
5,000	Formosan Rubber Group, Inc.	5,102
3,600	Great Wall Enterprise Co., Ltd.	3,179
6,000	Hey Song Corp.	7,231
3,600	Holy Stone Enterprise Co, Ltd.	4,846
26,209	Hon Hai Precision Industry Co, Ltd.	71,917

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

6,000	Ichia Technologies, Inc.	$6,344
30,000	Innolux Corp.	14,453
56,000	Inotera Memories, Inc.[1]	80,068
6,000	King Yuan Electronics Co, Ltd.	5,012
6,000	King’s Town Bank Co., Ltd.	6,332
27,266	Lealea Enterprise Co., Ltd.[1]	8,122
61,000	Lien Hwa Industrial Corp.	39,983
16,000	Pegatron Corp.	42,545
16,000	President Securities Corp.	8,164
4,000	Ruentex Development Co, Ltd.	6,005
3,000	Shin Zu Shing Co, Ltd.	6,682
25,000	Shinkong Synthetic Fibers Corp.	8,559
11,000	Siliconware Precision Industries Co., Ltd.	18,549
46,034	SinoPac Financial Holdings Co, Ltd.	18,734
8,700	TA Chen Stainless Pipe[1]	5,794
24,000	Taichung Commercial Bank	7,920
4,000	Taiflex Scientific Co, Ltd.	5,699
508	Taishin Financial Holding Co., Ltd.	208
9,400	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	213,474
115	TSRC Corp.	137
461	Wistron Corp.	420
240	Wistron NeWeb Corp.	515
75	Yuen Foong Yu Paper Manufacturing Co., Ltd.	31

		851,819

	Brazil — 6.9%
110	Banco ABC Brasil SA1	465
3,200	Banco Bradesco SA, ADR	39,936
8,900	Banco do Brasil SA	68,527
4,885	Cia Energetica de Minas Gerais, Sponsored ADR	22,031
6,700	Direcional Engenharia SA	16,230
600	Eternit SA	689
4,500	Helbor Empreendimentos SA	6,557
16,800	JBS SA	71,627
2,700	Magazine Luiza SA	6,822
7,400	MRV Engenharia e Participacoes SA	19,146
9,500	Petroleo Brasileiro SA, ADR	58,425
6,000	Petroleo Brasileiro SA, Sponsored ADR	36,060
10,100	Rodobens Negocios Imobiliarios SA	37,265
100	Santos Brasil Participacoes SA	511

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Brazil — (Continued)

2,100	Sao Martinho SA	$26,657
1,700	Telefonica Brasil, ADR	31,348
200	TPI — Triunfo Participacoes e Investimentos SA1	365

		442,661

	Hong Kong — 6.7%
8,000	AMVIG Holdings, Ltd.	3,921
52,000	China Aoyuan Property Group, Ltd.	8,370
66,000	China Fiber Optic Network System Group, Ltd.	16,067
18,000	China Lilang, Ltd.	11,308
6,000	China Metal Recycling Holdings, Ltd.[1,2,3]	—
27,000	China Power International Development, Ltd.	15,538
32,000	China Resources Cement Holdings, Ltd.	19,031
6,000	China Resources Power Holdings Co, Ltd.	16,877
24,000	China Travel International Inv HK	7,968
10,000	China Unicom Hong Kong, Ltd.	14,968
28,800	China Zhongwang Holdings, Ltd.	12,668
32,000	CIFI Holdings Group Co, Ltd.	6,441
13,000	CITIC, Ltd.	22,343
437,000	GOME Electrical Appliances Holding, Ltd.	60,717
21,000	Huabao International Holdings, Ltd.	16,548
22,000	Kingboard Laminates Holdings, Ltd.	9,319
11,000	KWG Property Holding, Ltd.	7,096
25,000	Real Nutriceutical Group, Ltd.	7,067
5,000	Road King Infrastructure, Ltd.	4,267
24,000	SinoMedia Holding, Ltd.	11,593
8,000	Skyworth Digital Holdings, Ltd.	4,522
21,000	Springland International Holdings, Ltd.	6,474
6,000	TCC International Holdings, Ltd.	2,187
8,500	Tencent Holdings, Ltd.	143,257
600	Tonly Electronics Holdings, Ltd.	426

		428,973

	Russia — 6.0%
1,571	Bashneft OAO[1]	34,108
8,060	Gazprom Neft JSC[1]	18,353
24,236	Gazprom OAO, ADR	97,285
2,096,000	Interregional Distribution Grid Co. Centre JSC[1]	7,175
8,939	LSR Group, GDR	14,302
2,493	Lukoil OAO, ADR	98,023
152,000	Magnitogorsk Iron & Steel Works OJSC[1]	28,658
237	MMC Norilsk Nickel OJSC[1]	39,907
1,487,000	Mosenergo OAO[1]	13,911

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Russia — (Continued)

1,275	Sistema JSFC, Sponsored GDR	$5,674
20	Slavneft-Megionneftegaz[1]	218
60,800	Surgutneftegas OJSC[1]	27,336

		384,950

	South Africa — 5.4%
2,901	Astral Foods, Ltd.	49,077
2,776	Attacq, Ltd.[1]	5,430
1,583	Barclays Africa Group, Ltd.	26,912
1,991	Barloworld, Ltd.	15,023
2,022	DataTec, Ltd.	10,192
3,820	Emira Property Fund REIT	6,318
15,283	Eqstra Holdings, Ltd.[1]	4,162
3,715	Investec Property Fund, Ltd. REIT	5,653
1,345	Investec, Ltd.	11,266
4,049	Lewis Group, Ltd.	31,606
117,679	Merafe Resources, Ltd.	9,398
2,012	MTN Group, Ltd.	34,745
229	Naspers, Ltd.	33,036
823	Nedbank Group, Ltd.	18,042
2,690	Octodec Investments, Ltd.	6,378
3,583	Peregrine Holdings, Ltd.	7,456
16,167	Redefine Properties, Ltd. REIT	15,786
11,413	SA Corporate Real Estate Fund Nominees Pty, Ltd. REIT	5,096
331	Sasol, Ltd.	11,956
6,071	Telkom SA SOC, Ltd.[1]	36,280

		343,812

	Turkey — 4.0%
1,915	Akcansa Cimento AS	13,506
18,755	Albaraka Turk Katilim Bankasi AS	13,219
3,371	Borusan Mannesmann Boru Sanayi ve Ticaret AS	9,841
17,117	Eregli Demir ve Celik Fabrikalari TAS	30,686
272	Goodyear Lastikleri TAS	9,046
19,439	Is Yatirim Menkul Degerler AS	9,997
12,043	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS — Class D1	9,852
2,088	Koza Altin Isletmeleri AS	16,514
23,183	Saf Gayrimenkul Yatirim Ortakligi AS REIT	10,947
6,505	Soda Sanayii AS	13,865
6,016	Tekfen Holding AS1	14,089
9,740	Trakya Cam Sanayi AS	14,289
177	Tupras Turkiye Petrol Rafinerileri AS	3,836
5,533	Turk Hava Yollari[1]	21,116

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Turkey — (Continued)

1,532	Turk Telekomunikasyon AS	$4,584
359	Turkcell Iletisim Hizmetleri AS1	2,067
12,908	Turkiye Is Bankasi	37,417
10,640	Turkiye Sinai Kalkinma Bankasi AS	8,840
1,806	Yeni Gimat Gayrimenkul Ortakligi AS1	14,728

		258,439

	Poland — 3.8%
1,403	Asseco Poland SA	20,784
1,846	Enea SA	8,202
1,106	Kernel Holding SA1	9,289
1,064	KGHM Polska Miedz SA	30,164
2,569	PGE Polska Grupa Energetyczna SA	13,461
676	Powszechny Zaklad Ubezpieczen SA	91,936
50,653	Tauron Polska Energia SA	68,147
40	Warsaw Stock Exchange	499

		242,482

	Thailand — 3.1%
29,230	AP Thailand PCL — Class F	5,714
160	Bangkok Insurance PCL — Class F	1,784
3,900	BJC Heavy Industries PCL	4,162
6,700	Dhipaya Insurance PCL — Class F	8,087
12,200	GFPT PCL	5,852
6,500	Hana Microelectronics PCL — Class F	7,993
3,600	KCE Electronics PCL — Class F	5,197
32,875	Krung Thai Bank PCL	22,801
2,700	Krungthai Card PCL	5,137
5,100	Major Cineplex Group PCL	4,199
4,500	Pruksa Real Estate PCL — Class F	4,434
6,243	PTT Exploration & Production PCL	20,791
3,700	PTT PCL / Foreign	39,117
39,700	Quality Houses PCL — Class F	4,755
4,100	Saha-Union PCL — Class F	5,199
92,000	Sansiri PCL	5,072
50,800	SC Asset Corp. PCL	5,668
5,800	Siamgas & Petrochemicals PCL	2,056
4,100	SPCG PCL	3,533
7,100	Sri Ayudhya Capital PCL — Class F	8,080
8,600	STP & I PCL	5,217
9,300	Supalai PCL	6,933

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Thailand — (Continued)

14,100	Thai Vegetable Oil PCL — Class F	$9,607
5,000	Thanachart Capital PCL	5,079
3,800	Tisco Financial Group PCL	5,399

		201,866

	India — 3.1%
786	Aarti Industries	3,608
2,587	Apollo Tyres, Ltd.	10,073
2,822	Bank of India	12,061
647	Bharat Petroleum Corp., Ltd.	7,820
3,449	Cairn India, Ltd.	12,974
2,038	Canara Bank	14,500
1,086	DCM Shriram, Ltd.	2,578
2,352	Dewan Housing Finance Corp., Ltd.	17,888
453	Hindustan Petroleum Corp., Ltd.	4,826
4,468	Hindustan Zinc, Ltd.	12,563
509	Indiabulls Housing Finance, Ltd.	4,831
649	Indian Oil Corp., Ltd.	3,632
3,247	JSW Energy, Ltd.	6,382
465	JSW Steel, Ltd.	7,436
2,736	KRBL, Ltd.	5,284
7,232	Manappuram Finance, Ltd.	3,761
4,082	National Aluminium Co., Ltd.	2,988
1,118	Nava Bharat Ventures, Ltd.	3,484
3,105	Neyveli Lignite Corp., Ltd.	3,931
4,390	NMDC, Ltd.	9,941
680	Oil India, Ltd.	5,835
603	Oriental Bank of Commerce	2,571
3,919	Power Finance Corp., Ltd.	18,786
1,989	Rural Electrification Corp., Ltd.	10,633
4,624	Steel Authority of India, Ltd.	5,746
421	Tata Investment Corp., Ltd.	3,794
1,079	Union Bank of India	3,626

		201,552

	Malaysia — 3.0%
5,300	APM Automotive Holdings BHD	7,236
5,300	Berjaya Auto Bhd	4,829
4,900	Coastal Contracts BHD	3,942
8,900	Hock Seng LEE BHD	4,141
2,700	Hong Leong Financial Group BHD	12,550
2,900	Hong Leong Industries BHD	3,517
34,000	KrisAssets Holdings Bhd[1,2,3]	—
5,700	Mah Sing Group BHD	2,992

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Malaysia — (Continued)

6,500	Malayan Flour Mills Bhd	$2,966
14,850	Malaysia Building Society	8,654
2,400	Malaysian Pacific Industries Bhd	3,812
13,350	Matrix Concepts Holdings Bhd	10,087
2,900	MNRB Holdings Bhd	3,105
19,300	OSK Holdings BHD	10,277
7,600	Padini Holdings BHD	3,054
4,600	Puncak Niaga Holdings Bhd[1]	3,340
5,700	RHB Capital BHD	12,810
2,400	Scientex BHD	4,382
8,600	Star Publications Malaysia Bhd	6,045
45,200	TA Enterprise Bhd	9,255
13,300	Tenaga Nasional BHD	53,047
11,400	Unisem M Bhd	6,363
9,700	UOA Development Bhd	5,615
29,600	YTL Hospitality REIT	8,404

		190,423

	Greece — 1.6%
3,870	Aegean Airlines SA1	30,000
898	Bank of Greece	9,843
1,856	Hellenic Telecommunications Organization SA1	15,305
559	Metka SA	5,673
955	Motor Oil Hellas Corinth Refineries SA	6,475
4,473	Mytilineos Holdings SA1	25,382
506	OPAP SA	4,276
952	Terna Energy SA1	2,293

		99,247

	Colombia — 1.2%
2,092	Bancolombia SA	23,543
700	Bancolombia SA, Sponsored ADR	32,389
70,530	Empresa de Telecomunicaciones de Bogota	13,008
47,882	Valorem SA1	7,614

		76,554

	Chile — 1.0%
322	Banco de Credito e Inversiones	13,570
900	Banco Santander Chile, ADR	17,136
240,075	Cia Sud Americana de Vapores SA1	8,090
548,601	Corpbanca SA	6,061
2,714	E.CL SA	4,219
10,436	Grupo Security SA	3,195

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Chile — (Continued)

407	Inversiones La Construccion SA	$4,881
6,748	Salfacorp SA	4,495
2,535	Sigdo Koppers SA	3,421

		65,068

	Indonesia — 0.7%
42,900	Adaro Energy Tbk PT	3,371
17,400	Bank Negara Indonesia Persero Tbk PT	8,526
2,400	Indo Tambangraya Megah Tbk PT	3,162
500	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	22,050
4,700	United Tractors Tbk PT	6,614
12,800	Vale Indonesia Tbk PT	3,469

		47,192

	Mexico — 0.7%
5,000	Grupo Mexico SAB de CV Series B	13,182
900	Industrias Bachoco SAB de CV Series B	3,693
600	Industrias Bachoco SAB de CV, ADR	29,304

		46,179

	Czech Republic — 0.6%
471	CEZ AS	11,024
146	Komercni Banka AS	29,712

		40,736

	Hungary — 0.5%
2,583	Magyar Telekom Telecommunications PLC[1]	3,351
2,267	OTP Bank PLC	30,061

		33,412

	United Arab Emirates — 0.3%
6,422	Bank of Sharjah	3,356
1,442	Emirates NBD PJSC	3,545
6,321	Eshraq Properties Co. PJSC[1]	1,293
1,586	National Bank of Ras Al-Khaimah PSC (The)	3,485
17,097	RAK Properties PJSC	3,370
4,218	Ras Al Khaimah Ceramics	3,438

		18,487

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Qatar — 0.3%
468	Barwa Real Estate Co.	$5,635
454	Doha Insurance Co. QSC	3,244
209	Gulf International Services QSC	5,809
790	Salam International Investment Co.	3,554

		18,242

	Peru — 0.0%
7,731	Corp. Aceros Arequipa SA	1,085

	TOTAL COMMON STOCKS (Cost $6,425,380)	6,065,015

PREFERRED STOCKS — 5.2%

	Brazil — 4.6%
4,007	Banco ABC Brasil SA, 5.58%	16,949
2,300	Banco Daycoval SA, 5.65%	7,175
2,700	Banco do Estado do Rio Grande do Sul, 6.33%	12,276
5,000	Banco Pine SA, 15.83%	6,839
8,600	Cia de Saneamento do Parana, 9.72%	16,025
2,200	Cia Energetica de Sao Paulo, 13.91%	19,317
2,300	Cia Paranaense de Energia, 7.53%	26,744
2,300	Contax Participacoes SA, 18.38%	1,509
6,277	Itau Unibanco Holding SA, ADR, 3.22%	76,077
22,037	Itausa — Investimentos Itau SA, 3.36%	75,065
49	Parana Banco SA, 7.38%	175
4,800	Vale SA, ADR, 12.26%	30,048
8,300	Whirlpool SA, 20.78%	11,553

		299,752

	Colombia — 0.1%
490	Banco Davivienda SA, 2.32%	5,145

	Russia — 0.5%
52,600	Surgutneftegas OJSC, 0.00%	31,739

	TOTAL PREFERRED STOCKS (Cost $426,057)	336,636

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

Shares		Value

RIGHTS — 0.0%

	Malaysia — 0.0%
1,710	Mah Sing Group Bhd, (Expires 02/12/15)[1]	$212

	TOTAL RIGHTS (Cost $—)	212

Face
Amount

REPURCHASE AGREEMENTS* — 1.1%
$70,532	With State Street Bank and Trust Co., dated 1/30/15, 0.01%, principal and interest in the amount of $70,532, due 2/2/15, (collateralized by a FNMA security with a par value of $69,871, coupon rate of 3.500%, due 3/25/42, market value of $73,013)	70,532

	TOTAL REPURCHASE AGREEMENTS (Cost $70,532)	70,532

TOTAL INVESTMENTS (Cost $6,921,969)[4]	100.6%	$6,472,395
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(38,150)

NET ASSETS	100.0%	$6,434,245

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Illiquid security.
[4]	Aggregate cost for federal tax purposes was $6,998,339.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of eighteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/ Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of January 31, 2015, Institutional Class shares of The Mid Cap Equity Portfolio have not been issued.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. On June 30, 2014 Class I shares were issued and commenced operations.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500® Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP (“PIA”) reviews the fair values provided, periodically reviews the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2. In that regard, at January 31, 2015 substantially all foreign equity securities held by the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund were fair valued using valuations provided by an independent valuation service.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio and International Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at January 31, 2015. The Government Cash Portfolio and Tax-Exempt Cash Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at January 31, 2015.

Securities in the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund with a value of $144,531, $1,276,671, and $94,049, respectively, transferred from Level 1 to Level 2 due to substantially all foreign equity securities being fair valued using valuations provided by an independent valuation service. In addition, securities in the Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund with a value of $759,086 and $80,395, respectively, transferred from Level 2 to Level 1 due to these securities no longer being fair valued. There were also securities in the Philadelphia International Emerging Markets Fund with a value of $21,800, that transferred from Level 2 to Level 3 because the price of the securities are linked to the change in the index. Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.

The following is a summary of the inputs used as of January 31, 2015 in valuing the assets and liabilities of the Core Fixed Income Portfolio, U.S. Emerging Growth

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$26,271,848	$—	$26,271,848
Federal Home Loan Mortgage Corporation	—	19,820,246	—	19,820,246
Federal National Mortgage Association	—	5,485,180	—	5,485,180

Total Agency Notes	—	51,577,274	—	51,577,274

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	19,784,313	—	19,784,313
Federal National Mortgage Association	—	64,904,612	—	64,904,612
Government National Mortgage Association	—	5,066,014	—	5,066,014

Total Mortgage-Backed Securities	—	89,754,939	—	89,754,939

Corporate Notes	—	206,577,409	—	206,577,409
US Treasury Notes/Bonds	—	63,506,172	—	63,506,172
Municipal Bonds	—	8,587,806	—	8,587,806
Repurchase Agreements	—	4,704,634	—	4,704,634
Investment of Security Lending Collateral	38,301,720	—	—	38,301,720

Total Investments	38,301,720	424,708,234	—	463,009,954

Total	$38,301,720	$424,708,234	$—	$463,009,954

U.S. Emerging Growth Portfolio

ASSETS VALUATION INPUT

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Auto Components	$679,204	$—	$—	$679,204
Banks	2,326,081	—	—	2,326,081

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Biotechnology	$869,777	$—	$—	$869,777
Capital Markets	839,395	—	—	839,395
Commercial Services & Supplies	647,301	—	—	647,301
Communications Equipment	883,363	—	—	883,363
Consumer Finance	298,900	—	—	298,900
Diversified Consumer Services	1,232,127	—	—	1,232,127
Diversified Telecommunication Services	233,714	—	—	233,714
Electrical Equipment	308,889	—	—	308,889
Electronic Equipment, Instruments & Components	384,679	—	—	384,679
Energy Equipment & Services	144,371	—	—	144,371
Food & Staples Retailing	91,578	—	—	91,578
Food Products	617,566	—	—	617,566
Health Care Equipment & Supplies	1,870,692	—	—	1,870,692
Health Care Providers & Services	1,102,457	—	—	1,102,457
Health Care Technology	527,359	—	—	527,359
Hotels, Restaurants & Leisure	1,470,824	—	—	1,470,824
Household Durables	837,654	—	—	837,654
Insurance	1,025,098	—	—	1,025,098
Internet Software & Services	1,033,880	—	—	1,033,880
IT Services	1,204,434	—	—	1,204,434
Leisure Equipment & Products	626,848	—	—	626,848
Life Sciences Tools & Services	954,989	—	—	954,989
Machinery	2,065,036	—	—	2,065,036
Marine	391,806	—	—	391,806
Metals & Mining	297,175	—	—	297,175
Oil, Gas & Consumable Fuels	681,708	—	—	681,708
Paper & Forest Products	1,237,561	—	—	1,237,561
Personal Products	131,668	—	—	131,668
Pharmaceuticals	353,923	—	—	353,923
Professional Services	723,484	—	—	723,484
Real Estate Investment Trusts	3,480,624	—	—	3,480,624
Real Estate Management & Development	600,449	—	—	600,449
Road & Rail	447,828	—	—	447,828
Semiconductors & Semiconductor Equipment	1,248,833	—	—	1,248,833
Software	2,229,079	—	—	2,229,079
Specialty Retail	1,344,790	—	—	1,344,790
Technology Hardware, Storage & Peripherals	635,296	—	—	635,296
Textiles, Apparel & Luxury Goods	157,258	—	—	157,258
Trading Companies & Distributors	206,043	—	—	206,043

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Water and Sewer	$327,070	$—	$—	$327,070

Total Common Stocks	36,770,811	—	—	36,770,811

Rights
Health Care Equipment & Supplies	—	0	—	0
Repurchase Agreements	—	208,746	—	208,746
Investment of Security Lending Collateral	5,040,679	—	—	5,040,679

Total Investments	41,811,490	208,746	—	42,020,236

Total	$41,811,490	$208,746	$—	$42,020,236

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$—	$3,868,396	$—	$3,868,396
Germany	—	2,826,016	—	2,826,016
United Kingdom	—	2,432,666	—	2,432,666
France	—	1,587,887	—	1,587,887
Netherlands	—	880,969	—	880,969
Switzerland	—	776,283	—	776,283
Hong Kong	—	692,510	—	692,510
South Korea	—	580,105	—	580,105
China	—	423,816	—	423,816
Australia	—	358,914	—	358,914
Italy	—	265,521	—	265,521
Israel	248,876	—	—	248,876
Singapore	—	233,274	—	233,274
Denmark	—	217,722	—	217,722
Canada	214,748	—	—	214,748
Norway	—	175,385	—	175,385
Sweden	—	160,908	—	160,908
Thailand	160,196	—	—	160,196
Belgium	—	148,820	—	148,820
Ireland	—	126,492	—	126,492
Indonesia	103,072	—	—	103,072

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Finland	$—	$83,061	$—	$83,061

Total Common Stocks	726,892	15,838,745	—	16,565,637

Preferred Stocks
Brazil	95,716	—	—	95,716

Total Preferred Stocks	95,716	—	—	95,716

Repurchase Agreements	—	199,571	—	199,571
Investment of Security Lending Collateral	845,696	—	—	845,696

Total Investments	1,668,304	16,038,316	—	17,706,620

Total	$1,668,304	$16,038,316	$—	$17,706,620

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$—	$12,970,746	$—	$12,970,746
United Kingdom	1,458,550	8,035,103	—	9,493,653
Australia	202,051	2,342,168	—	2,544,219
Germany	—	2,295,517	—	2,295,517
Sweden	150,315	1,797,284	—	1,947,599
France	971,256	937,788	—	1,909,044
Switzerland	274,066	1,413,653	—	1,687,719
Italy	293,970	965,782	—	1,259,752
Norway	542,469	554,779	—	1,097,248
Singapore	442,711	622,231	—	1,064,942
Hong Kong	301,227	712,094	—	1,013,321
Spain	—	972,576	—	972,576
Finland	321,277	465,235	—	786,512
Netherlands	208,059	476,852	—	684,911
Denmark	—	615,444	—	615,444
Austria	278,079	294,904	—	572,983
Belgium	111,765	434,422	—	546,187
Israel	227	508,699	—	508,926
New Zealand	145,021	346,850	—	491,871

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Ireland	$69,196	$261,157	$—	$330,353
Portugal	—	283,351	—	283,351

Total Common Stocks	5,770,239	37,306,635	—	43,076,874

Preferred Stocks
Germany	—	43,970	—	43,970
Italy	—	218,634	—	218,634

Total Preferred Stocks	—	262,604	—	262,604

Mutual Funds
United Kingdom	218,707	—	—	218,707

Total Mutual Funds	218,707	—	—	218,707

Repurchase Agreements	—	76,786	—	76,786

Total Investments	5,988,946	37,646,025	—	43,634,971

Total	$5,988,946	$37,646,025	$—	$43,634,971

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
China	$25,588	$991,722	$31,961	$1,049,271
South Korea	96,738	925,827	—	1,022,565
Taiwan	254,956	596,863	—	851,819
Brazil	423,050	19,611	—	442,661
Hong Kong	10,821	418,152	0	428,973
Russia	19,976	364,974	—	384,950
South Africa	116,452	227,360	—	343,812
Turkey	14,728	243,711	—	258,439
Poland	—	242,482	—	242,482
Thailand	168,878	32,988	—	201,866
India	12,519	189,033	—	201,552
Malaysia	23,581	166,842	0	190,423
Greece	46,318	52,929	—	99,247
Colombia	76,554	—	—	76,554
Chile	65,068	—	—	65,068

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Indonesia	$22,050	$25,142	$—	$47,192
Mexico	46,179	—	—	46,179
Czech Republic	—	40,736	—	40,736
Hungary	—	33,412	—	33,412
United Arab Emirates	—	18,487	—	18,487
Qatar	—	18,242	—	18,242
Peru	1,085	—	—	1,085

Total Common Stocks	1,424,541	4,608,513	31,961	6,065,015

Preferred Stocks
Brazil	288,199	11,553	—	299,752
Colombia	5,145	—	—	5,145
Russia	—	31,739	—	31,739

Total Preferred Stocks	293,344	43,292	—	336,636

Rights
Malaysia	212	—	—	212

Total Rights	212	—	—	212

Repurchase Agreements	—	70,532	—	70,532

Total Investments	1,718,097	4,722,337	31,961	6,472,395

Total	$1,718,097	$4,722,337	$31,961	$6,472,395

The following tables include roll-forwards of the amounts for the period ended January 31, 2015 for long-term investments classified within Level 3.

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
			Change in						Investments
	Balance as of	Realized	Unrealized			Transfers		Balance as of	Held at
Investments in	October 31,	Gain	Gain			into	Transfers out of	January 31,	January 31,
Securities	2014	(Loss)	(Loss)	Purchases	Sales	Level 3	Level 3	2015	2015
RIGHTS
Portugal	$3,864	$14	$(3,864)	$0	$(14)	$0	$0	$0	$0

Total	$3,864	$14	$(3,864)	$0	$(14)	$0	$0	$0	$0

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
			Change in						Investments
	Balance as of	Realized	Unrealized					Balance as of	Held at
Investments in	October 31,	Gain	Gain			Transfers	Transfers out of	January 31,	January 31,
Securities	2014	(Loss)	(Loss)	Purchases	Sales	into Level 3	Level 3	2015	2015
COMMON STOCK
China	$12,433	$0	$(2,272)	$0	$0	$21,800	$0	$31,961	$(2,272)
Hong Kong	$0	$0	$0	$0	$0	$0	$0	$0	$0
Malaysia	$0	$0	$0	$0	$0	$0	$0	$0	$0
South Korea	$22,196	$0	$1,023	$0	$(23,219)	$0	$0	$0	$0
RIGHTS
Hong Kong	$60	$21	$(60)	$0	$(21)	$0	$0	$0	$0
United Arab Emirates	$31	$0	$(31)	$0	$0	$0	$0	$0	$0

Total	$34,720	$21	$(1,340)	$0	$(23,240)	$21,800	$0	$31,961	$(2,272)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of January 31, 2015 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Portfolios’ Schedules of Investments.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio), Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund did not enter into any options transactions during the period ended January 31, 2015. During the period ended January 31, 2015, the Secured Options Portfolio wrote put options and the International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

Transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the period ended January 31, 2015, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2014	1,735	$11,139,448
Options written	5,018	13,433,347
Options terminated in closing purchase transactions	(2,378)	(5,856,272)
Options expired	(2,695)	(12,188,198)

Options outstanding at January 31, 2015	1,680	$6,528,325

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2014	13,137	$1,249,648
Options written	41,558	1,759,260
Options terminated in closing purchase transactions	(17,253)	(1,781,610)
Options exercised	(386)	(107,277)

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Number of	Premiums
	Contracts	Received
Options expired	(23,932)	$(394,466)

Options outstanding at January 31, 2015	13,124	$725,555

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At January 31, 2015 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(6,286,000)	$(6,286,000)

Total Value	$(6,286,000)	$(6,286,000)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Written	(39,317)	(39,317)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(575,820)	$(575,820)

Total Value	$(575,820)	$(575,820)

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Written	(346,317)	(346,317)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended January 31, 2015.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of January 31, 2015, 84.59% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of January 31, 2015, the cash collateral received by the Core Fixed Income Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Long/Short Portfolio and Philadelphia International Fund and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

As of January 31, 2015, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Core Fixed Income Portfolio	$37,598,858		$38,301,720		8.04
Small Cap Equity Portfolio	75,272,967		78,930,045		3.97
Large Cap Value Portfolio	3,003,403		3,133,424		3.20
U.S. Emerging Growth Portfolio	4,899,873		5,040,679		11.62
Large Cap Core Portfolio	13,185,548		13,862,512		1.44
Long/Short Portfolio	16,920,702		17,826,945		6.14
Total Market Portfolio	20,921,232	*	21,949,114	**	18.15
Philadelphia International Fund	806,365		845,696		4.43

* The market value of loaned securities for the financing of short sales was $17,710,328.

** The market value of collateral used for the financing of short sales was $18,565,829.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2015, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $102,460,372 and $18,565,829, respectively, to State Street, as collateral for short sales. The Total Market Portfolio also pledged securities in the amount of $2,304,121 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”) and the International Portfolio may also invest in other registered investment companies advised by PIA (“Affiliated Funds”). Pursuant to orders issued by the SEC to certain ETFs, each Portfolio may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will affect the return of the applicable Portfolio. To the extent that a Portfolio invests in any Affiliated Funds, the investment management fees will be reduced to the extent of such investment.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2015, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate

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Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$20,654,138	$26,759	$20,627,379
Strategic Equity Portfolio	54,380,890	837,590	53,543,300
Small Cap Equity Portfolio	226,690,406	76,535,065	150,155,341
Mid Cap Equity Portfolio	1,105,595	391,552	714,043
Large Cap Value Portfolio	13,656,293	2,784,817	10,871,476
U.S. Emerging Growth Portfolio	6,322,615	716,778	5,605,837
Large Cap Core Portfolio	129,187,908	15,675,842	113,512,066
Large Cap Growth Portfolio	114,999,876	21,300,188	93,699,688
Long/Short Portfolio	21,255,216	7,348,704	13,906,512
Total Market Portfolio	15,860,677	2,816,632	13,044,045
Secured Options Portfolio	3,714,143	—	3,714,143
International Secured Options Portfolio	2,088,962	4,662,232	(2,573,270)
International Portfolio	930,550	846,952	83,598
Philadelphia International Fund	2,402,890	1,495,828	907,062
Philadelphia International Small Cap Fund	3,638,007	4,064,714	(426,707)
Philadelphia International Emerging Markets Fund	592,217	1,118,161	(525,944)

3.	Subsequent Event

The Glenmede Board of Directors has approved a Plan of Liquidation and Termination of the Philadelphia International Fund. On or about May 15, 2015, the Fund will be liquidated by distributing to shareholders their pro rata share of the proceeds in cash and all of the outstanding shares of the Fund will be redeemed.

Item 2. Controls and Procedures.
(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.
By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	March 30, 2015
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	March 30, 2015